AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 90.0%
Affiliated Mutual Funds — 24.7%
Domestic Equity — 12.2%
AST Large-Cap Growth Portfolio*	9,208,589	$789,084,030
AST Large-Cap Value Portfolio*	6,474,764	345,299,159
AST Small-Cap Equity Portfolio*	3,261,008	236,390,479
PGIM Jennison Natural Resources Fund	232,833	12,680,064
		1,383,453,732
Fixed Income — 12.3%
AST PGIM Fixed Income Central Portfolio*	118,539,500	1,344,237,929
PSF PGIM High Yield Bond Portfolio*	6,301,691	45,876,313
		1,390,114,242
International Equity — 0.2%
PGIM Global Real Estate Fund	904,514	17,674,210
PGIM Jennison Emerging Markets Equity Opportunities Fund	218,455	3,792,374
		21,466,584

Total Affiliated Mutual Funds (cost $2,403,098,002)(wa)		2,795,034,558
Common Stocks — 43.0%
Aerospace & Defense — 1.3%
Airbus SE (France)	45,046	7,931,956
BAE Systems PLC (United Kingdom)	116,084	2,344,026
Boeing Co. (The)*	23,103	3,940,217
Dassault Aviation SA (France)	2,258	744,521
Elbit Systems Ltd. (Israel)	2,260	866,706
Embraer SA (Brazil), ADR*	37,060	1,712,172
General Dynamics Corp.	27,928	7,612,614
General Electric Co.	113,365	22,690,005
Howmet Aerospace, Inc.	68,314	8,862,375
Kongsberg Gruppen ASA (Norway)	23,508	3,446,629
L3Harris Technologies, Inc.	27,000	5,651,370
Leonardo SpA (Italy)	32,014	1,559,045
Lockheed Martin Corp.	16,700	7,460,057
MTU Aero Engines AG (Germany)	5,367	1,864,886
Northrop Grumman Corp.	33,749	17,279,825
Rheinmetall AG (Germany)	6,510	9,315,308
Rolls-Royce Holdings PLC (United Kingdom)*	692,532	6,730,973
RTX Corp.	134,404	17,803,154
Safran SA (France)	37,026	9,748,333
Singapore Technologies Engineering Ltd. (Singapore)	320,900	1,611,609
Thales SA (France)	19,577	5,203,987
		144,379,768
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	74,888	3,215,189
FedEx Corp.	37,500	9,141,750
InPost SA (Poland)*	13,538	198,687
United Parcel Service, Inc. (Class B Stock)	26,844	2,952,572
		15,508,198
	Shares	Value

Common Stocks (continued)
Automobile Components — 0.1%
Aisin Corp. (Japan)	98,500	$1,075,905
Bridgestone Corp. (Japan)	37,000	1,486,395
Cie Generale des Etablissements Michelin SCA (France)	118,337	4,159,139
Continental AG (Germany)	5,536	390,398
Denso Corp. (Japan)	122,600	1,521,046
Sumitomo Electric Industries Ltd. (Japan)	104,500	1,744,097
		10,376,980
Automobiles — 0.7%
BYD Co. Ltd. (China) (Class H Stock)	66,027	3,343,378
Ferrari NV (Italy)	13,819	5,901,550
Ford Motor Co.	836,700	8,392,101
General Motors Co.	225,401	10,600,609
Honda Motor Co. Ltd. (Japan)	101,800	921,247
Isuzu Motors Ltd. (Japan)	65,600	892,002
Mahindra & Mahindra Ltd. (India)	43,640	1,354,552
Mercedes-Benz Group AG (Germany)	24,104	1,423,865
Stellantis NV	97,386	1,092,289
Subaru Corp. (Japan)	91,900	1,645,852
Suzuki Motor Corp. (Japan)(a)	250,100	3,070,008
Tesla, Inc.*	133,579	34,618,334
Toyota Motor Corp. (Japan)	508,400	8,987,140
Yamaha Motor Co. Ltd. (Japan)	206,500	1,653,306
		83,896,233
Banks — 3.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	74,172	1,562,907
AIB Group PLC (Ireland)	1,037,877	6,703,868
ANZ Group Holdings Ltd. (Australia)	309,318	5,663,326
Banco Bilbao Vizcaya Argentaria SA (Spain)	440,837	6,016,360
Banco Santander SA (Spain)	1,035,665	6,977,185
Bank Central Asia Tbk PT (Indonesia)	1,176,843	601,261
Bank Hapoalim BM (Israel)	124,089	1,682,774
Bank Leumi Le-Israel BM (Israel)	187,147	2,520,232
Bank of America Corp.	589,718	24,608,932
Barclays PLC (United Kingdom)	1,663,021	6,253,015
BNP Paribas SA (France)	107,935	9,021,139
BOC Hong Kong Holdings Ltd. (China)	587,000	2,376,717
BPER Banca SpA (Italy)	96,928	760,855
CaixaBank SA (Spain)	739,996	5,764,374
Citigroup, Inc.	187,400	13,303,526
Commonwealth Bank of Australia (Australia)	81,344	7,735,317
Credit Agricole SA (France)	108,624	1,977,723
Danske Bank A/S (Denmark)	57,995	1,898,259
DBS Group Holdings Ltd. (Singapore)	111,480	3,828,371
DNB Bank ASA (Norway)	166,668	4,385,482
East West Bancorp, Inc.	14,154	1,270,463
Erste Group Bank AG (Austria)	25,707	1,778,181
Hang Seng Bank Ltd. (Hong Kong)	64,500	878,413
HSBC Holdings PLC (United Kingdom)	1,670,999	18,943,254
ING Groep NV (Netherlands)	507,384	9,940,315
Intesa Sanpaolo SpA (Italy)	1,193,052	6,148,597
A1

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Israel Discount Bank Ltd. (Israel) (Class A Stock)	93,190	$649,173
JPMorgan Chase & Co.	172,525	42,320,383
Lloyds Banking Group PLC (United Kingdom)	4,426,840	4,152,006
M&T Bank Corp.	16,600	2,967,250
Mitsubishi UFJ Financial Group, Inc. (Japan)	949,300	12,942,584
Mizrahi Tefahot Bank Ltd. (Israel)	21,704	976,103
Mizuho Financial Group, Inc. (Japan)	63,700	1,748,166
National Australia Bank Ltd. (Australia)	97,227	2,091,226
NatWest Group PLC (United Kingdom)	737,282	4,353,201
Nordea Bank Abp (Finland)	255,412	3,266,834
NU Holdings Ltd. (Brazil) (Class A Stock)*	119,693	1,225,656
Oversea-Chinese Banking Corp. Ltd. (Singapore)	137,200	1,758,360
Pinnacle Financial Partners, Inc.	7,492	794,452
PNC Financial Services Group, Inc. (The)	71,203	12,515,351
Regions Financial Corp.	59,800	1,299,454
Resona Holdings, Inc. (Japan)	194,300	1,696,591
Sberbank of Russia PJSC (Russia)^	306,596	—
Shizuoka Financial Group, Inc. (Japan)	49,400	540,068
Societe Generale SA (France)	49,405	2,228,853
Standard Chartered PLC (United Kingdom)	178,783	2,653,028
Sumitomo Mitsui Financial Group, Inc. (Japan)	347,300	8,930,684
Swedbank AB (Sweden) (Class A Stock)(a)	29,883	680,570
Truist Financial Corp.	384,327	15,815,056
U.S. Bancorp	278,402	11,754,132
UniCredit SpA (Italy)	95,055	5,335,642
United Overseas Bank Ltd. (Singapore)	78,700	2,220,639
Webster Financial Corp.	60,200	3,103,310
Wells Fargo & Co.	399,586	28,686,278
Westpac Banking Corp. (Australia)	152,687	3,042,662
Wintrust Financial Corp.	9,648	1,085,014
Zions Bancorp NA	33,100	1,650,366
		335,083,938
Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	25,129	1,544,967
Asahi Group Holdings Ltd. (Japan)	155,200	1,982,924
Carlsberg A/S (Denmark) (Class B Stock)	12,153	1,538,299
Coca-Cola Co. (The)	323,948	23,201,156
Coca-Cola Europacific Partners PLC (United Kingdom)(a)	34,483	3,001,055
Coca-Cola HBC AG (Italy)*	22,990	1,041,212
Diageo PLC (United Kingdom)	108,774	2,842,552
Keurig Dr. Pepper, Inc.	256,000	8,760,320
PepsiCo, Inc.	39,223	5,881,097
Pernod Ricard SA (France)	6,790	670,802
		50,464,384
	Shares	Value

Common Stocks (continued)
Biotechnology — 0.8%
AbbVie, Inc.	135,931	$28,480,263
Alnylam Pharmaceuticals, Inc.*	32,600	8,802,652
Amgen, Inc.	47,591	14,826,976
Argenx SE (Netherlands)*	5,309	3,132,821
Argenx SE (Netherlands), ADR*	3,375	1,997,544
Biogen, Inc.*	40,400	5,528,336
CSL Ltd.	21,032	3,310,210
Genmab A/S (Denmark)*	10,001	1,948,399
Gilead Sciences, Inc.	54,400	6,095,520
Natera, Inc.*	56,395	7,974,817
Regeneron Pharmaceuticals, Inc.	6,256	3,967,743
United Therapeutics Corp.*	8,700	2,681,949
Vertex Pharmaceuticals, Inc.*	6,185	2,998,612
		91,745,842
Broadline Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR	18,873	2,495,577
Amazon.com, Inc.*	635,072	120,828,798
Dollarama, Inc. (Canada)	3,916	418,744
Global-e Online Ltd. (Israel)*	21,274	758,418
MercadoLibre, Inc. (Brazil)*	2,204	4,299,717
Next PLC (United Kingdom)	11,266	1,623,152
Pan Pacific International Holdings Corp. (Japan)	29,300	804,823
Prosus NV (China)*	69,207	3,215,299
Wesfarmers Ltd. (Australia)	44,143	2,001,177
		136,445,705
Building Products — 0.3%
AGC, Inc. (Japan)	17,500	532,748
Armstrong World Industries, Inc.	17,200	2,423,136
Assa Abloy AB (Sweden) (Class B Stock)	36,330	1,090,673
Carrier Global Corp.	42,487	2,693,676
Cie de Saint-Gobain SA (France)	64,902	6,465,333
Daikin Industries Ltd. (Japan)	2,100	227,889
Geberit AG (Switzerland)	2,776	1,739,127
Hayward Holdings, Inc.*	310,200	4,317,984
Johnson Controls International PLC	19,033	1,524,734
Owens Corning	7,800	1,113,996
ROCKWOOL A/S (Denmark) (Class B Stock)	3,867	1,602,903
Trane Technologies PLC	20,236	6,817,913
		30,550,112
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	84,392	3,968,165
Ameriprise Financial, Inc.	11,456	5,545,964
Amundi SA (France), 144A	28,214	2,210,438
Ares Management Corp. (Class A Stock)(a)	16,200	2,375,082
Banco BTG Pactual SA (Brazil), UTS	123,742	734,674
Bank of New York Mellon Corp. (The)	168,760	14,153,901
Blackrock, Inc.	1,867	1,767,078
Blackstone, Inc.	29,768	4,160,971
Charles Schwab Corp. (The)	68,004	5,323,353

A2

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
CME Group, Inc.	4,973	$1,319,287
Daiwa Securities Group, Inc. (Japan)	78,500	528,560
Deutsche Bank AG (Germany)	165,211	3,938,162
Deutsche Boerse AG (Germany)	7,521	2,219,144
Euronext NV (Netherlands), 144A	17,200	2,496,271
Goldman Sachs Group, Inc. (The)	31,221	17,055,720
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	73,500	3,269,589
Houlihan Lokey, Inc.	17,189	2,776,023
Intercontinental Exchange, Inc.	22,600	3,898,500
Invesco Ltd.	82,500	1,251,525
Janus Henderson Group PLC	178,400	6,449,160
London Stock Exchange Group PLC (United Kingdom)	20,265	3,009,905
Macquarie Group Ltd. (Australia)	10,048	1,250,440
Morgan Stanley	175,474	20,472,552
MSCI, Inc.	15,700	8,878,350
Nasdaq, Inc.	51,000	3,868,860
Nomura Holdings, Inc. (Japan)	520,800	3,209,130
Partners Group Holding AG (Switzerland)	560	796,993
Raymond James Financial, Inc.	21,300	2,958,783
S&P Global, Inc.	29,600	15,039,760
Singapore Exchange Ltd. (Singapore)	177,400	1,756,267
State Street Corp.	53,000	4,745,090
Stifel Financial Corp.	67,100	6,324,846
TMX Group Ltd. (Canada)	35,066	1,280,267
UBS Group AG (Switzerland)	341,403	10,486,056
XP, Inc. (Brazil) (Class A Stock)	58,082	798,628
		170,317,494
Chemicals — 0.5%
Air Liquide SA (France)	27,717	5,264,712
Air Products & Chemicals, Inc.	15,276	4,505,198
Asahi Kasei Corp. (Japan)	70,300	492,850
BASF SE (Germany)	10,223	512,467
DSM-Firmenich AG (Switzerland)	9,520	942,462
DuPont de Nemours, Inc.	126,750	9,465,690
Ecolab, Inc.	28,400	7,199,968
Evonik Industries AG (Germany)	10,451	226,567
FMC Corp.	93,300	3,936,327
Givaudan SA (Switzerland)	556	2,392,242
LANXESS AG (Germany)	33,508	1,019,279
Linde PLC	24,254	11,293,633
Mitsubishi Chemical Group Corp. (Japan)	154,600	763,953
Nippon Paint Holdings Co. Ltd. (Japan)	70,000	525,669
Nippon Sanso Holdings Corp. (Japan)	12,700	385,249
Nitto Denko Corp. (Japan)	99,100	1,833,010
Orica Ltd. (Australia)	122,899	1,313,565
Sherwin-Williams Co. (The)	5,500	1,920,545
Shin-Etsu Chemical Co. Ltd. (Japan)	53,300	1,520,925
Sika AG (Switzerland)	5,178	1,261,279
Solvay SA (Belgium)	37,622	1,338,280
Symrise AG (Germany)	2,133	221,137
		58,335,007
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	139,595	$1,763,535
Copart, Inc.*	27,900	1,578,861
Dai Nippon Printing Co. Ltd. (Japan)	131,800	1,876,495
Republic Services, Inc.	14,017	3,394,357
Veralto Corp.	80,700	7,864,215
		16,477,463
Communications Equipment — 0.3%
Arista Networks, Inc.*	131,000	10,149,880
Cisco Systems, Inc.	382,898	23,628,636
Nokia OYJ (Finland)	622,420	3,278,159
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	147,889	1,150,688
		38,207,363
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	49,156	2,813,360
Bouygues SA (France)	6,302	248,427
Comfort Systems USA, Inc.	4,371	1,408,904
Eiffage SA (France)	13,252	1,542,915
Ferrovial SE	41,649	1,862,866
MasTec, Inc.*	47,200	5,508,712
Obayashi Corp. (Japan)	90,000	1,200,631
Skanska AB (Sweden) (Class B Stock)	23,047	508,671
Vinci SA (France)	42,246	5,325,538
		20,420,024
Construction Materials — 0.2%
CRH PLC (XLON)	40,529	3,552,070
CRH PLC (NYSE)	107,000	9,412,790
Heidelberg Materials AG (Germany)	19,164	3,303,445
Holcim AG*	41,650	4,482,090
Vulcan Materials Co.	24,165	5,637,694
		26,388,089
Consumer Finance — 0.3%
Ally Financial, Inc.	22,351	815,141
American Express Co.	74,499	20,043,956
Capital One Financial Corp.	21,801	3,908,919
Synchrony Financial	139,200	7,369,248
		32,137,264
Consumer Staples Distribution & Retail — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	8,756	999,060
Carrefour SA (France)	131,994	1,887,766
Coles Group Ltd. (Australia)	209,734	2,567,303
Costco Wholesale Corp.	19,546	18,486,216
Dollar Tree, Inc.*	106,800	8,017,476
Endeavour Group Ltd. (Australia)	296,755	717,678
J Sainsbury PLC (United Kingdom)	97,409	296,911
Kesko OYJ (Finland) (Class B Stock)	62,872	1,285,132
Koninklijke Ahold Delhaize NV (Netherlands)	106,029	3,960,720
Marks & Spencer Group PLC (United Kingdom)	370,039	1,708,416
MatsukiyoCocokara & Co. (Japan)	108,400	1,695,809

A3

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Seven & i Holdings Co. Ltd. (Japan)	123,700	$1,791,288
Sysco Corp.	29,400	2,206,176
Target Corp.	83,200	8,682,752
Tesco PLC (United Kingdom)	1,274,782	5,484,476
US Foods Holding Corp.*	94,600	6,192,516
Walmart, Inc.	341,829	30,009,168
Woolworths Group Ltd. (Australia)	29,933	555,776
		96,544,639
Containers & Packaging — 0.1%
Avery Dennison Corp.	28,500	5,072,145
Crown Holdings, Inc.	41,911	3,740,976
Packaging Corp. of America	3,699	732,476
		9,545,597
Diversified Consumer Services — 0.0%
ADT, Inc.	177,500	1,444,850
Pearson PLC (United Kingdom)	31,658	500,813
Service Corp. International	10,706	858,621
		2,804,284
Diversified REITs — 0.0%
Covivio SA (France)	11,650	652,130
GPT Group (The) (Australia)	691,104	1,895,563
Mirvac Group (Australia)	960,579	1,264,990
Stockland (Australia)	383,851	1,184,394
		4,997,077
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	297,753	8,420,455
Deutsche Telekom AG (Germany)	350,511	12,940,861
Koninklijke KPN NV (Netherlands)	696,715	2,951,048
Nippon Telegraph & Telephone Corp. (Japan)	3,549,800	3,430,781
Orange SA (France)	270,189	3,500,068
Proximus SADP (Belgium)	161,129	1,190,585
Telenor ASA (Norway)	48,275	689,800
Telia Co. AB (Sweden)	291,092	1,049,633
Telstra Group Ltd. (Australia)	340,677	899,996
Verizon Communications, Inc.	347,007	15,740,238
		50,813,465
Electric Utilities — 0.7%
American Electric Power Co., Inc.	77,500	8,468,425
Chubu Electric Power Co., Inc. (Japan)	120,900	1,310,825
Constellation Energy Corp.	45,000	9,073,350
Contact Energy Ltd. (New Zealand)	56,433	293,844
Enel SpA (Italy)	806,121	6,539,503
Entergy Corp.	23,756	2,030,901
Fortum OYJ (Finland)(a)	77,278	1,265,466
Iberdrola SA (Spain)	328,514	5,304,872
Kansai Electric Power Co., Inc. (The) (Japan)	151,700	1,800,380
NextEra Energy, Inc.	132,387	9,384,914
NRG Energy, Inc.	91,100	8,696,406
OGE Energy Corp.	27,500	1,263,900
PG&E Corp.	648,980	11,149,476
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Southern Co. (The)	45,629	$4,195,587
SSE PLC (United Kingdom)	102,260	2,106,390
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	671,700	1,933,623
Verbund AG (Austria)	3,133	221,726
Xcel Energy, Inc.	30,743	2,176,297
		77,215,885
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	105,800	5,459,064
Acuity, Inc.	26,000	6,847,100
AMETEK, Inc.	4,376	753,285
Eaton Corp. PLC	48,898	13,291,943
Emerson Electric Co.	74,400	8,157,216
Fuji Electric Co. Ltd. (Japan)	14,086	602,173
Fujikura Ltd. (Japan)	58,700	2,173,948
Generac Holdings, Inc.*	11,748	1,487,884
Legrand SA (France)	21,406	2,266,972
Mitsubishi Electric Corp. (Japan)	56,000	1,032,768
Rockwell Automation, Inc.	11,900	3,074,722
Schneider Electric SE	50,363	11,626,067
Siemens Energy AG (Germany)*	55,225	3,273,850
Vertiv Holdings Co. (Class A Stock)	11,700	844,740
		60,891,732
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	109,600	5,017,488
Halma PLC (United Kingdom)	49,124	1,648,189
Hexagon AB (Sweden) (Class B Stock)	118,836	1,270,329
Keyence Corp. (Japan)	17,327	6,813,153
Murata Manufacturing Co. Ltd. (Japan)	23,100	356,316
TDK Corp. (Japan)	86,500	906,441
Vontier Corp.	24,000	788,400
Zebra Technologies Corp. (Class A Stock)*	18,600	5,255,616
		22,055,932
Energy Equipment & Services — 0.2%
Baker Hughes Co.	198,205	8,711,110
Schlumberger NV	213,000	8,903,400
TechnipFMC PLC (United Kingdom)	40,402	1,280,339
		18,894,849
Entertainment — 0.7%
CTS Eventim AG & Co. KGaA (Germany)	16,670	1,672,373
Konami Group Corp. (Japan)	18,700	2,208,139
Live Nation Entertainment, Inc.*	37,500	4,896,750
Netflix, Inc.*	30,920	28,833,827
Nintendo Co. Ltd. (Japan)	65,000	4,418,551
Sea Ltd. (Singapore), ADR*	49,076	6,403,927
Spotify Technology SA*	21,775	11,976,903
Tencent Music Entertainment Group (China), ADR	34,898	502,880
Walt Disney Co. (The)	191,882	18,938,754
		79,852,104

A4

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Financial Services — 1.3%
Adyen NV (Netherlands), 144A*	2,238	$3,430,398
Berkshire Hathaway, Inc. (Class B Stock)*	82,200	43,778,076
Block, Inc.*	36,700	1,993,911
Eurazeo SE (France)	8,741	647,332
EXOR NV (Netherlands)	11,365	1,032,092
Fidelity National Information Services, Inc.	93,800	7,004,984
Global Payments, Inc.	8,500	832,320
Industrivarden AB (Sweden) (Class A Stock)	10,296	378,296
Industrivarden AB (Sweden) (Class C Stock)	17,080	627,470
Investor AB (Sweden) (Class B Stock)	123,548	3,684,708
M&G PLC (United Kingdom)	87,172	224,551
Mastercard, Inc. (Class A Stock)	70,623	38,709,879
ORIX Corp. (Japan)	143,900	3,004,475
PayPal Holdings, Inc.*	132,300	8,632,575
Toast, Inc. (Class A Stock)*	52,473	1,740,529
Visa, Inc. (Class A Stock)	79,890	27,998,249
		143,719,845
Food Products — 0.5%
Associated British Foods PLC (United Kingdom)	86,969	2,156,082
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	19	256,870
Conagra Brands, Inc.	287,800	7,675,626
Danone SA (France)	35,221	2,693,888
General Mills, Inc.(a)	40,100	2,397,579
Hershey Co. (The)	6,280	1,074,068
Hormel Foods Corp.	37,400	1,157,156
Ingredion, Inc.	48,500	6,557,685
JDE Peet’s NV (Netherlands)	41,708	911,884
Mondelez International, Inc. (Class A Stock)(a)	79,563	5,398,350
Nestle SA	161,211	16,291,440
WH Group Ltd. (Hong Kong), 144A	3,026,000	2,778,486
Wilmar International Ltd. (China)	704,300	1,746,413
Yamazaki Baking Co. Ltd. (Japan)	90,200	1,729,880
		52,825,407
Gas Utilities — 0.0%
National Fuel Gas Co.(a)	17,400	1,377,906
Osaka Gas Co. Ltd. (Japan)	42,000	950,347
Snam SpA (Italy)	106,374	552,140
		2,880,393
Ground Transportation — 0.4%
Canadian National Railway Co. (Canada)	14,632	1,426,035
Central Japan Railway Co. (Japan)	73,700	1,405,765
CSX Corp.	288,220	8,482,315
East Japan Railway Co. (Japan)	11,000	216,816
Lyft, Inc. (Class A Stock)*	65,400	776,298
Norfolk Southern Corp.(a)	16,842	3,989,028
Ryder System, Inc.	14,100	2,027,721
	Shares	Value

Common Stocks (continued)
Ground Transportation (cont’d.)
Tokyo Metro Co. Ltd. (Japan)	98,276	$1,194,260
Uber Technologies, Inc.*	62,991	4,589,524
Union Pacific Corp.	91,103	21,522,173
West Japan Railway Co. (Japan)	62,453	1,218,299
		46,848,234
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	139,339	18,483,318
Alcon AG	7,465	708,317
Becton, Dickinson & Co.	21,158	4,846,452
Boston Scientific Corp.*	84,998	8,574,598
Cochlear Ltd. (Australia)	2,298	378,731
Demant A/S (Denmark)*	15,006	504,292
DENTSPLY SIRONA, Inc.	56,100	838,134
Dexcom, Inc.*	78,900	5,388,081
Edwards Lifesciences Corp.*	72,814	5,277,559
EssilorLuxottica SA (France)	20,788	5,990,449
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	94,537	1,804,182
GE HealthCare Technologies, Inc.	53,527	4,320,164
Hoya Corp. (Japan)	39,700	4,480,482
Insulet Corp.*	4,474	1,174,917
Intuitive Surgical, Inc.*	14,400	7,131,888
Koninklijke Philips NV (Netherlands)*	16,127	410,563
Medtronic PLC	185,115	16,634,434
Olympus Corp. (Japan)	56,600	740,935
Siemens Healthineers AG (Germany), 144A	10,627	573,330
Sonova Holding AG (Switzerland)	1,098	320,595
STERIS PLC	14,200	3,218,430
Stryker Corp.	36,322	13,520,865
Sysmex Corp. (Japan)	23,100	440,979
Terumo Corp. (Japan)	84,800	1,595,600
		107,357,295
Health Care Providers & Services — 0.8%
Cencora, Inc.	5,313	1,477,492
Centene Corp.*	148,200	8,997,222
Cigna Group (The)	23,490	7,728,210
CVS Health Corp.	68,378	4,632,610
Encompass Health Corp.	14,661	1,484,866
Fresenius Medical Care AG (Germany)	51,465	2,560,898
Humana, Inc.	13,400	3,545,640
Labcorp Holdings, Inc.	6,600	1,536,084
McKesson Corp.	6,400	4,307,136
Quest Diagnostics, Inc.	7,954	1,345,817
Sonic Healthcare Ltd. (Australia)	78,850	1,280,278
Tenet Healthcare Corp.*	58,200	7,827,900
UnitedHealth Group, Inc.	80,694	42,263,482
		88,987,635
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	7,194	665,517
Ventas, Inc.	92,550	6,363,738
		7,029,255

A5

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Technology — 0.1%
Pro Medicus Ltd. (Australia)	9,627	$1,218,542
Veeva Systems, Inc. (Class A Stock)*	29,400	6,809,922
		8,028,464
Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	4,928	224,743
Amadeus IT Group SA (Spain)	26,874	2,058,092
Aristocrat Leisure Ltd. (Australia)	67,907	2,746,371
Booking Holdings, Inc.	3,000	13,820,730
Cava Group, Inc.*	20,300	1,754,123
Chipotle Mexican Grill, Inc.*	178,404	8,957,665
Compass Group PLC (United Kingdom)	262,043	8,667,414
Darden Restaurants, Inc.	44,100	9,162,216
Entain PLC (United Kingdom)	44,506	336,262
Expedia Group, Inc.	46,300	7,783,030
Galaxy Entertainment Group Ltd. (Macau)	236,000	922,285
Indian Hotels Co. Ltd. (The) (India)	49,200	450,840
InterContinental Hotels Group PLC (United Kingdom)	12,091	1,301,841
MakeMyTrip Ltd. (India)*	14,304	1,401,649
Marriott International, Inc. (Class A Stock)	13,597	3,238,805
Marriott Vacations Worldwide Corp.	11,600	745,184
McDonald’s Corp.	51,081	15,956,172
Meituan (China) (Class B Stock), 144A*	73,702	1,483,066
Oriental Land Co. Ltd. (Japan)	32,500	640,924
Royal Caribbean Cruises Ltd.(a)	24,500	5,033,280
Sands China Ltd. (Macau)*	186,000	373,132
Sodexo SA (France)	4,102	263,468
Starbucks Corp.	78,000	7,651,020
Texas Roadhouse, Inc.	9,142	1,523,331
Yum! Brands, Inc.	57,923	9,114,763
Zensho Holdings Co. Ltd. (Japan)	13,700	738,764
Zomato Ltd. (India)*	447,051	1,050,163
		107,399,333
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	735,269	1,518,539
Garmin Ltd.(a)	14,900	3,235,237
Panasonic Holdings Corp. (Japan)	92,900	1,108,251
PulteGroup, Inc.	12,400	1,274,720
SharkNinja, Inc.*	8,870	739,847
Sony Group Corp. (Japan)	522,000	13,208,169
Toll Brothers, Inc.	7,504	792,347
		21,877,110
Household Products — 0.4%
Colgate-Palmolive Co.	127,600	11,956,120
Essity AB (Sweden) (Class B Stock)(a)	105,125	2,986,731
Henkel AG & Co. KGaA (Germany)	8,617	620,819
Kimberly-Clark Corp.	25,100	3,569,722
Procter & Gamble Co. (The)	103,152	17,579,164
	Shares	Value

Common Stocks (continued)
Household Products (cont’d.)
Reckitt Benckiser Group PLC (United Kingdom)	60,914	$4,119,037
		40,831,593
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	102,500	1,273,050
RWE AG (Germany)	48,115	1,717,923
Vistra Corp.	12,797	1,502,880
		4,493,853
Industrial Conglomerates — 0.5%
3M Co.	116,200	17,065,132
DCC PLC (United Kingdom)	3,086	206,243
Hitachi Ltd. (Japan)	317,700	7,459,407
Honeywell International, Inc.	26,142	5,535,569
Lifco AB (Sweden) (Class B Stock)	8,805	312,347
Siemens AG (Germany)	78,338	18,091,872
Smiths Group PLC (United Kingdom)	75,636	1,897,933
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	87,000	767,852
		51,336,355
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	36,000	772,560
Goodman Group (Australia)	41,746	749,200
Prologis, Inc.	164,193	18,355,136
		19,876,896
Insurance — 1.7%
Admiral Group PLC (United Kingdom)	39,714	1,466,245
AIA Group Ltd. (Hong Kong)	833,600	6,310,246
Allianz SE (Germany)	25,216	9,650,412
Allstate Corp. (The)	40,700	8,427,749
Arthur J. Gallagher & Co.	29,762	10,275,033
ASR Nederland NV (Netherlands)	53,645	3,083,924
Aviva PLC (United Kingdom)	30,185	217,546
AXA SA (France)	248,073	10,599,111
Axis Capital Holdings Ltd.	13,195	1,322,667
Chubb Ltd.	30,705	9,272,603
Dai-ichi Life Holdings, Inc. (Japan)	184,400	1,407,992
Fairfax Financial Holdings Ltd. (Canada)	972	1,404,819
Fidelity National Financial, Inc.	89,000	5,792,120
Generali (Italy)	7,841	275,447
Hannover Rueck SE (Germany)	5,285	1,575,236
Insurance Australia Group Ltd. (Australia)	480,192	2,335,915
Japan Post Holdings Co. Ltd. (Japan)	146,000	1,464,003
Kemper Corp.	26,800	1,791,580
Markel Group, Inc.*	1,280	2,393,101
Marsh & McLennan Cos., Inc.	64,216	15,670,630
Medibank Private Ltd. (Australia)	336,921	941,641
MetLife, Inc.	193,131	15,506,488
MS&AD Insurance Group Holdings, Inc. (Japan)	112,900	2,455,332

A6

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	13,455	$8,499,806
NN Group NV (Netherlands)	36,862	2,051,215
Phoenix Group Holdings PLC (United Kingdom)	119,106	884,154
Poste Italiane SpA (Italy), 144A	58,032	1,035,309
Progressive Corp. (The)	76,206	21,567,060
Prudential PLC (Hong Kong)	235,584	2,542,193
QBE Insurance Group Ltd. (Australia)	468,630	6,475,136
RenaissanceRe Holdings Ltd. (Bermuda)	3,548	851,520
Sampo OYJ (Finland) (Class A Stock)	37,395	358,363
Sompo Holdings, Inc. (Japan)	19,000	578,573
Suncorp Group Ltd. (Australia)	154,020	1,865,440
Swiss Life Holding AG (Switzerland)	868	791,885
Swiss Re AG	14,703	2,502,140
T&D Holdings, Inc. (Japan)	77,300	1,654,455
Talanx AG (Germany)	16,744	1,761,072
Tokio Marine Holdings, Inc. (Japan)	133,300	5,185,748
Travelers Cos., Inc. (The)	41,962	11,097,270
Unipol Assicurazioni SpA (Italy)	52,610	842,177
Unum Group	13,200	1,075,272
Zurich Insurance Group AG (Switzerland)	8,157	5,693,652
		190,952,280
Interactive Media & Services — 1.8%
Alphabet, Inc. (Class A Stock)	438,899	67,871,340
Alphabet, Inc. (Class C Stock)	254,800	39,807,404
Diamond Sports Group, LLC*	18,991	344,221
LY Corp. (Japan)	206,800	700,257
Meta Platforms, Inc. (Class A Stock)	154,865	89,257,991
REA Group Ltd. (Australia)	8,504	1,179,884
Scout24 SE (Germany), 144A	15,591	1,632,729
Tencent Holdings Ltd. (China)	27,982	1,787,937
		202,581,763
IT Services — 0.4%
Accenture PLC (Ireland) (Class A Stock)	21,500	6,708,860
Akamai Technologies, Inc.*	26,400	2,125,200
Capgemini SE (France)	1,580	237,408
Cognizant Technology Solutions Corp. (Class A Stock)	124,700	9,539,550
Fujitsu Ltd. (Japan)	77,200	1,536,349
International Business Machines Corp.	45,338	11,273,747
Kyndryl Holdings, Inc.*	36,600	1,149,240
NEC Corp. (Japan)	44,000	937,232
NEXTDC Ltd. (Australia)*	85,867	615,020
Nomura Research Institute Ltd. (Japan)	11,400	371,097
NTT Data Group Corp. (Japan)	29,700	538,017
Obic Co. Ltd. (Japan)	25,200	726,592
Otsuka Corp. (Japan)	24,300	526,130
SCSK Corp. (Japan)	21,600	534,118
Shopify, Inc. (Canada) (Class A Stock)*	31,889	3,044,762
Snowflake, Inc. (Class A Stock)*	58,500	8,550,360
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
TIS, Inc. (Japan)	32,900	$910,438
Wix.com Ltd. (Israel)*	9,000	1,470,420
		50,794,540
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	69,400	2,328,194
Hasbro, Inc.	12,724	782,399
		3,110,593
Life Sciences Tools & Services — 0.3%
Bio-Techne Corp.(a)	12,600	738,738
Danaher Corp.	61,000	12,505,000
Illumina, Inc.*	9,200	729,928
Lonza Group AG (Switzerland)	3,243	2,003,428
Thermo Fisher Scientific, Inc.	32,600	16,221,760
		32,198,854
Machinery — 0.9%
Alfa Laval AB (Sweden)	55,466	2,378,112
Allison Transmission Holdings, Inc.	85,371	8,167,444
Alstom SA (France)*	57,859	1,281,617
Atlas Copco AB (Sweden) (Class A Stock)	203,238	3,246,409
Atlas Copco AB (Sweden) (Class B Stock)	93,433	1,313,866
Caterpillar, Inc.	11,260	3,713,548
Cummins, Inc.	26,600	8,337,504
Daifuku Co. Ltd. (Japan)	84,100	2,067,305
Daimler Truck Holding AG (Germany)	6,612	267,849
Deere & Co.	21,314	10,003,726
Donaldson Co., Inc.	21,200	1,421,672
Dover Corp.	33,319	5,853,482
Epiroc AB (Sweden) (Class B Stock)	33,462	589,375
FANUC Corp. (Japan)	66,400	1,809,118
Flowserve Corp.	79,700	3,892,548
Fortive Corp.	12,954	947,974
Gates Industrial Corp. PLC*	56,402	1,038,361
GEA Group AG (Germany)	26,950	1,638,262
ITT, Inc.	29,900	3,861,884
Knorr-Bremse AG (Germany)	13,486	1,227,292
Komatsu Ltd. (Japan)	37,400	1,095,189
Kone OYJ (Finland) (Class B Stock)	28,709	1,584,038
Makita Corp. (Japan)	61,100	2,024,456
MINEBEA MITSUMI, Inc. (Japan)	91,100	1,331,564
Mitsubishi Heavy Industries Ltd. (Japan)	290,000	4,980,343
Oshkosh Corp.	29,000	2,728,320
Parker-Hannifin Corp.	15,615	9,491,578
Pentair PLC	71,000	6,211,080
Rational AG (Germany)	1,668	1,389,704
Sandvik AB (Sweden)	95,072	1,999,506
Schindler Holding AG (Switzerland)	1,830	554,586
Schindler Holding AG (Switzerland) (Part. Cert.)	4,224	1,323,851
Toro Co. (The)	14,400	1,047,600
Trelleborg AB (Sweden) (Class B Stock)	24,898	925,997

A7

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Volvo AB (Sweden) (Class B Stock)(a)	70,933	$2,081,058
Wartsila OYJ Abp (Finland)	116,964	2,087,043
Yangzijiang Shipbuilding Holdings Ltd. (China)	782,000	1,372,432
		105,285,693
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	234	400,844
AP Moller - Maersk A/S (Denmark) (Class B Stock)	923	1,606,416
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	154,300	2,097,308
Kirby Corp.*	13,233	1,336,665
Nippon Yusen KK (Japan)	8,400	277,604
SITC International Holdings Co. Ltd. (China)	416,000	1,130,689
		6,849,526
Media — 0.2%
Comcast Corp. (Class A Stock)	404,743	14,935,017
Informa PLC (United Kingdom)	118,369	1,186,875
Publicis Groupe SA (France)	28,444	2,683,653
WPP PLC (United Kingdom)	22,799	173,250
		18,978,795
Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)(a)	11,557	1,252,894
Anglo American PLC (South Africa)	30,330	850,101
ArcelorMittal SA (Luxembourg)	35,800	1,034,139
ATI, Inc.*	30,400	1,581,712
BHP Group Ltd. (Australia)	342,824	8,317,987
BlueScope Steel Ltd. (Australia)	123,828	1,658,545
Boliden AB (Sweden)	59,832	1,963,246
First Quantum Minerals Ltd. (Zambia)*	85,505	1,149,732
Fortescue Ltd. (Australia)	248,028	2,400,670
Freeport-McMoRan, Inc.	158,700	6,008,382
Glencore PLC (Australia)*	866,344	3,170,934
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	124,889	1,060,522
Lundin Mining Corp. (Chile)	142,491	1,154,543
Nippon Steel Corp. (Japan)(a)	99,400	2,127,266
Northern Star Resources Ltd. (Australia)	253,985	2,932,302
Rio Tinto Ltd. (Australia)(a)	22,624	1,641,594
Rio Tinto PLC (Australia)	82,405	4,945,141
South32 Ltd. (Australia)	227,075	457,452
		43,707,162
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	90,300	1,033,935
Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	53,831	1,950,297
Centrica PLC (United Kingdom)	1,460,736	2,828,353
CMS Energy Corp.	82,861	6,223,690
Dominion Energy, Inc.	47,807	2,680,539
DTE Energy Co.	42,000	5,807,340
E.ON SE (Germany)	437,042	6,597,039
	Shares	Value

Common Stocks (continued)
Multi-Utilities (cont’d.)
Engie SA (France)	221,283	$4,311,883
National Grid PLC (United Kingdom)	256,982	3,352,132
NiSource, Inc.	347,558	13,933,600
Public Service Enterprise Group, Inc.	48,303	3,975,337
Sembcorp Industries Ltd. (Singapore)	204,500	957,042
Sempra	27,600	1,969,536
Veolia Environnement SA (France)	91,113	3,133,542
		57,720,330
Office REITs — 0.0%
Dexus (Australia)	158,469	704,696
Nippon Building Fund, Inc. (Japan)	1,274	1,082,123
		1,786,819
Oil, Gas & Consumable Fuels — 1.7%
ARC Resources Ltd. (Canada)	63,629	1,279,168
BP PLC	507,842	2,849,732
Cameco Corp. (Canada)	9,430	388,139
Cenovus Energy, Inc. (Canada)	204,849	2,847,003
Cheniere Energy, Inc.	50,364	11,654,230
Chevron Corp.(a)	194,914	32,607,163
ConocoPhillips	179,804	18,883,016
Devon Energy Corp.	81,700	3,055,580
ENEOS Holdings, Inc. (Japan)	467,000	2,462,963
Eni SpA (Italy)	74,826	1,157,299
EOG Resources, Inc.	38,697	4,962,503
Equinor ASA (Norway)	89,589	2,365,934
Exxon Mobil Corp.	281,431	33,470,589
Idemitsu Kosan Co. Ltd. (Japan)	216,000	1,527,832
Inpex Corp. (Japan)	201,200	2,790,804
LUKOIL PJSC (Russia), ADR*^(a)	15,069	1
Occidental Petroleum Corp.	94,000	4,639,840
OMV AG (Austria)	24,530	1,263,207
Ovintiv, Inc.	19,200	821,760
Phillips 66	32,600	4,025,448
Repsol SA (Spain)	85,568	1,136,132
Shell PLC	637,984	23,222,827
Shell PLC, ADR	95,041	6,964,604
TotalEnergies SE (France)	172,203	11,095,553
Valero Energy Corp.	64,700	8,544,929
Williams Cos., Inc. (The)	161,205	9,633,611
		193,649,867
Passenger Airlines — 0.1%
American Airlines Group, Inc.*(a)	162,900	1,718,595
ANA Holdings, Inc. (Japan)	31,400	579,605
Qantas Airways Ltd. (Australia)	762,457	4,346,875
Singapore Airlines Ltd. (Singapore)	63,000	317,361
United Airlines Holdings, Inc.*	105,700	7,298,585
		14,261,021
Personal Care Products — 0.2%
L’Oreal SA (France)	14,186	5,272,836
Unilever PLC (United Kingdom) (XLON)	152,747	9,113,967
Unilever PLC (United Kingdom) (XAMS)	42,661	2,541,825

A8

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom), ADR	148,349	$8,834,183
		25,762,811
Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (Japan)	147,000	1,430,972
AstraZeneca PLC (United Kingdom)	114,766	16,852,795
AstraZeneca PLC (United Kingdom), ADR	90,491	6,651,088
Bristol-Myers Squibb Co.	198,971	12,135,241
Chugai Pharmaceutical Co. Ltd. (Japan)	33,200	1,520,944
Daiichi Sankyo Co. Ltd. (Japan)	54,900	1,307,382
Elanco Animal Health, Inc.*	607,100	6,374,550
Eli Lilly & Co.	56,601	46,747,332
Galderma Group AG (Switzerland)*	13,900	1,470,129
GSK PLC	340,303	6,503,261
Haleon PLC	403,664	2,038,587
Hikma Pharmaceuticals PLC (Jordan)	75,797	1,914,790
Ipsen SA (France)	11,616	1,337,938
Johnson & Johnson	93,606	15,523,619
Merck & Co., Inc.	210,630	18,906,149
Merck KGaA (Germany)	5,446	749,424
Novartis AG	136,641	15,176,688
Novo Nordisk A/S (Denmark) (Class B Stock)	219,922	15,037,901
Ono Pharmaceutical Co. Ltd. (Japan)	20,700	222,704
Orion OYJ (Finland) (Class B Stock)	32,637	1,938,538
Otsuka Holdings Co. Ltd. (Japan)	43,500	2,266,785
Pfizer, Inc.	260,900	6,611,206
Recordati Industria Chimica e Farmaceutica SpA (Italy)	7,896	447,450
Roche Holding AG	48,411	15,933,398
Roche Holding AG, ADR	17,228	708,932
Sanofi SA	119,461	13,226,948
Sanofi SA, ADR	35,686	1,979,146
Shionogi & Co. Ltd. (Japan)	169,500	2,558,555
Takeda Pharmaceutical Co. Ltd. (Japan)	114,000	3,378,821
UCB SA (Belgium)	13,085	2,303,808
		223,255,081
Professional Services — 0.4%
Automatic Data Processing, Inc.	42,400	12,954,472
Bureau Veritas SA (France)	21,342	647,518
Computershare Ltd. (Australia)	129,066	3,181,353
Dun & Bradstreet Holdings, Inc.	363,700	3,251,478
Experian PLC	18,249	845,573
Genpact Ltd.	16,000	806,080
Intertek Group PLC (United Kingdom)	19,310	1,255,620
ManpowerGroup, Inc.	27,300	1,580,124
Recruit Holdings Co. Ltd. (Japan)	100,700	5,217,395
RELX PLC (United Kingdom)	78,480	3,942,105
Science Applications International Corp.	33,700	3,783,499
SGS SA (Switzerland)	9,183	914,983
Wolters Kluwer NV (Netherlands)	20,108	3,130,741
		41,510,941
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	21,901	$2,864,213
Daito Trust Construction Co. Ltd. (Japan)	22,400	2,292,063
Daiwa House Industry Co. Ltd. (Japan)	40,700	1,346,134
Henderson Land Development Co. Ltd. (Hong Kong)	96,000	276,124
Hongkong Land Holdings Ltd. (Hong Kong)	91,800	395,694
Jones Lang LaSalle, Inc.*	29,400	7,288,554
KE Holdings, Inc. (China), ADR(a)	62,884	1,263,339
LEG Immobilien SE (Germany)	18,479	1,306,200
Mitsubishi Estate Co. Ltd. (Japan)	26,600	434,802
Mitsui Fudosan Co. Ltd. (Japan)	175,700	1,573,407
Sumitomo Realty & Development Co. Ltd. (Japan)	49,200	1,848,617
Swiss Prime Site AG (Switzerland)	5,679	696,917
Vonovia SE (Germany)	48,011	1,291,991
Zillow Group, Inc. (Class C Stock)*	22,400	1,535,744
		24,413,799
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	97,500	3,686,475
AvalonBay Communities, Inc.(a)	9,748	2,092,116
Camden Property Trust	20,903	2,556,437
		8,335,028
Retail REITs — 0.1%
Kimco Realty Corp.	104,500	2,219,580
Klepierre SA (France)	82,374	2,757,201
Realty Income Corp.	25,600	1,485,056
Scentre Group (Australia)	982,997	2,079,819
Simon Property Group, Inc.	5,400	896,832
Vicinity Ltd. (Australia)	1,105,011	1,530,100
		10,968,588
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.*	71,600	7,356,184
Advantest Corp. (Japan)	86,300	3,846,951
Analog Devices, Inc.	73,718	14,866,709
Applied Materials, Inc.	33,400	4,847,008
ASE Technology Holding Co. Ltd. (Taiwan), ADR	65,490	573,692
ASM International NV (Netherlands)	4,426	2,016,899
ASML Holding NV (Netherlands) (XNGS)	25,022	16,558,903
ASML Holding NV (Netherlands) (NYSE)	2,897	1,919,639
Broadcom, Inc.	343,560	57,522,250
Disco Corp. (Japan)	3,400	694,354
Infineon Technologies AG (Germany)	106,870	3,562,501
Kokusai Electric Corp. (Japan)	12,800	211,855
Lam Research Corp.	117,189	8,519,640
Lasertec Corp. (Japan)	21,800	1,873,719
Marvell Technology, Inc.	81,292	5,005,148
MediaTek, Inc. (Taiwan)	22,905	987,216
Micron Technology, Inc.	18,386	1,597,560

A9

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Nova Ltd. (Israel)*	4,958	$920,492
NVIDIA Corp.	1,507,569	163,390,328
NXP Semiconductors NV (China)	41,379	7,864,493
QUALCOMM, Inc.	100,600	15,453,166
Renesas Electronics Corp. (Japan)	61,900	830,243
SCREEN Holdings Co. Ltd. (Japan)	22,800	1,487,506
STMicroelectronics NV (Singapore)	39,391	863,748
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	59,909	9,944,894
Teradyne, Inc.	36,400	3,006,640
Texas Instruments, Inc.	27,276	4,901,497
Tokyo Electron Ltd. (Japan)	27,000	3,702,580
		344,325,815
Software — 3.1%
Adobe, Inc.*	8,200	3,144,946
AppLovin Corp. (Class A Stock)*	3,867	1,024,639
Atlassian Corp. (Class A Stock)*	27,400	5,814,554
Autodesk, Inc.*	36,400	9,529,520
CyberArk Software Ltd.*	9,860	3,332,680
Dassault Systemes SE (France)	39,501	1,503,911
DocuSign, Inc.*	9,861	802,685
Dolby Laboratories, Inc. (Class A Stock)	15,000	1,204,650
Dynatrace, Inc.*	29,000	1,367,350
Five9, Inc.*	65,200	1,770,180
Fortinet, Inc.*(a)	86,000	8,278,360
Gen Digital, Inc.	89,900	2,385,946
HubSpot, Inc.*	8,200	4,684,578
Intuit, Inc.	31,119	19,106,755
Microsoft Corp.	503,967	189,184,172
Nemetschek SE (Germany)	3,905	455,230
Nice Ltd. (Israel)*	6,410	989,447
Oracle Corp.	76,303	10,667,923
Palantir Technologies, Inc. (Class A Stock)*	97,800	8,254,320
Palo Alto Networks, Inc.*	68,400	11,671,776
Roper Technologies, Inc.(a)	1,400	825,412
Sage Group PLC (The) (United Kingdom)	90,025	1,413,422
Salesforce, Inc.	78,612	21,096,316
SAP SE (Germany)	78,298	20,979,924
ServiceNow, Inc.*	5,200	4,139,928
Xero Ltd. (New Zealand)*	38,792	3,791,667
Zoom Communications, Inc. (Class A Stock)*	110,400	8,144,208
		345,564,499
Specialized REITs — 0.3%
American Tower Corp.	19,400	4,221,440
Crown Castle, Inc.	69,000	7,191,870
Digital Realty Trust, Inc.(a)	7,598	1,088,717
Equinix, Inc.	12,400	10,110,340
Gaming & Leisure Properties, Inc.	58,015	2,952,964
Public Storage	29,800	8,918,842
		34,484,173
	Shares	Value

Common Stocks (continued)
Specialty Retail — 0.8%
Avolta AG (Switzerland)	22,181	$971,629
Bath & Body Works, Inc.	70,800	2,146,656
CarMax, Inc.*	10,500	818,160
Carvana Co.*	22,400	4,683,392
Fast Retailing Co. Ltd. (Japan)	14,000	4,167,680
Gap, Inc. (The)	56,100	1,156,221
Home Depot, Inc. (The)	59,862	21,938,824
Industria de Diseno Textil SA (Spain)	97,482	4,853,812
JD Sports Fashion PLC (United Kingdom)	855,414	756,387
Lowe’s Cos., Inc.	111,937	26,107,066
TJX Cos., Inc. (The)	86,021	10,477,358
Ulta Beauty, Inc.*(a)	12,200	4,471,788
Zalando SE (Germany), 144A*	66,850	2,318,713
ZOZO, Inc. (Japan)	103,500	991,303
		85,858,989
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	965,159	214,390,769
Canon, Inc. (Japan)	14,400	449,038
Dell Technologies, Inc. (Class C Stock)	9,238	842,044
Hewlett Packard Enterprise Co.	511,094	7,886,180
Logitech International SA (Switzerland)	29,410	2,492,062
Ricoh Co. Ltd. (Japan)	88,600	937,225
Samsung Electronics Co. Ltd. (South Korea)	76,666	3,039,460
Seagate Technology Holdings PLC	21,327	1,811,729
Seiko Epson Corp. (Japan)	87,600	1,403,400
Xiaomi Corp. (China) (Class B Stock), 144A*	546,084	3,455,472
		236,707,379
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	28,632	6,753,158
Amer Sports, Inc. (Finland)*	94,800	2,534,004
Asics Corp. (Japan)	196,600	4,169,409
Brunello Cucinelli SpA (Italy)	32,006	3,676,925
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	43,179	7,537,582
Deckers Outdoor Corp.*	56,400	6,306,084
Hermes International SCA (France)	3,737	9,832,495
LVMH Moet Hennessy Louis Vuitton SE (France)	14,251	8,825,340
Moncler SpA (Italy)	51,286	3,159,068
NIKE, Inc. (Class B Stock)	28,283	1,795,405
On Holding AG (Switzerland) (Class A Stock)*	36,994	1,624,777
Pandora A/S (Denmark)	27,839	4,266,641
PVH Corp.	20,400	1,318,656
Ralph Lauren Corp.	10,287	2,270,752
VF Corp.	47,000	729,440
		64,799,736
Tobacco — 0.3%
Altria Group, Inc.	224,700	13,486,494
British American Tobacco PLC (United Kingdom)	146,651	6,016,266

A10

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
Imperial Brands PLC (United Kingdom)	174,580	$6,459,788
Japan Tobacco, Inc. (Japan)	51,800	1,423,782
Philip Morris International, Inc.	61,271	9,725,546
		37,111,876
Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	23,344	683,689
AerCap Holdings NV (Ireland)	6,200	633,454
Ashtead Group PLC (United Kingdom)	18,220	985,097
Core & Main, Inc. (Class A Stock)*	16,797	811,463
Ferguson Enterprises, Inc.	9,255	1,468,775
ITOCHU Corp. (Japan)	86,600	4,020,228
Marubeni Corp. (Japan)	37,700	604,776
Mitsubishi Corp. (Japan)	334,200	5,900,221
Mitsui & Co. Ltd. (Japan)	90,700	1,709,987
MonotaRO Co. Ltd. (Japan)	57,500	1,074,143
Sumitomo Corp. (Japan)	46,900	1,070,157
Toyota Tsusho Corp. (Japan)	58,500	985,600
United Rentals, Inc.	7,600	4,762,920
W.W. Grainger, Inc.	4,100	4,050,103
WESCO International, Inc.	47,196	7,329,539
		36,090,152
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	3,801	891,730
Getlink SE (France)	42,665	736,863
Transurban Group (Australia), UTS	98,091	826,190
		2,454,783
Water Utilities — 0.0%
American Water Works Co., Inc.	8,400	1,239,168
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	122,600	1,936,547
SoftBank Corp. (Japan)	1,469,100	2,049,358
SoftBank Group Corp. (Japan)	28,200	1,442,428
Tele2 AB (Sweden) (Class B Stock)	81,296	1,095,317
T-Mobile US, Inc.	43,400	11,575,214
Vodafone Group PLC (United Kingdom)	3,237,746	3,042,256
		21,141,120

Total Common Stocks (cost $4,272,445,617)		4,854,776,212
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,662	351,694
Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	23,476	1,867,919
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	6,530	1,522,274

Total Preferred Stocks (cost $3,830,121)		3,741,887
	Shares	Value

Unaffiliated Exchange-Traded Funds — 13.1%
Dimensional International Core Equity Market ETF	3,123,228	$97,538,410
Dimensional US Equity Market ETF	8,971,166	542,576,120
iShares Core MSCI EAFE ETF	116,099	8,782,889
iShares Core S&P 500 ETF	487,680	274,027,392
iShares Core U.S. Aggregate Bond ETF	324,720	32,121,302
iShares JP Morgan USD Emerging Markets Bond ETF	136,521	12,367,437
iShares MSCI EAFE ETF(a)	438,375	35,828,389
iShares Russell 1000 Growth ETF	206,554	74,584,584
iShares Russell 1000 Value ETF	640,074	120,436,324
Vanguard Dividend Appreciation ETF	1,342,996	260,527,794
Vanguard Total Bond Market ETF	238,570	17,522,967

Total Unaffiliated Exchange-Traded Funds (cost $1,524,723,338)		1,476,313,608

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group, LLC, expiring 06/30/26	35,519	21,684
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.8%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		400	406,263
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30		409	411,623
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		562	549,491
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	273,447
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		300	311,635
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		500	502,162
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		4	4,016
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		87	86,789
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,853

A11

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	$196,130
				2,843,409
Collateralized Loan Obligations — 3.8%
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.663%(c)	10/20/37		1,150	1,149,890
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.820%(c)	07/22/37		11,750	11,777,179
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.732%(c)	07/15/37		1,000	1,001,546
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.543%(c)	04/25/34	EUR	1,753	1,893,395
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.696%(c)	01/22/38		10,500	10,500,946
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.555%(c)	04/15/32	EUR	4,276	4,617,884
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.636%(c)	04/15/38	EUR	250	270,323
Ares Loan Funding IX Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.468%(c)	03/31/38		10,000	9,977,870
Arini European CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.506%(c)	04/15/39	EUR	346	374,188
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.518%(c)	04/15/39	EUR	5,050	5,462,249
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.823%(c)	07/20/37		16,000	16,032,024
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.688%(c)	10/16/37		2,000	2,002,331
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
5.803%(c)	07/20/37		14,000	14,028,020
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.664%(c)	07/15/31		6,638	$6,643,706
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.728%(c)	01/25/35		2,000	2,000,000
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.734%(c)	10/15/34		12,650	12,632,406
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.705%(c)	04/19/34		1,500	1,496,585
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.385%(c)	04/15/31	EUR	2,125	2,287,110
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.775%(c)	10/15/35	EUR	9,145	9,873,618
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.393%(c)	01/20/32		6,383	6,372,411
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.735%(c)	01/20/35		1,315	1,313,288
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.735%(c)	07/20/34		2,553	2,547,548
CIFC Funding Ltd. (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.455%(c)	03/31/38		10,500	10,499,874
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A
0.000%(cc)	10/15/37	EUR	10,600	11,463,545
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.190%(c)	01/25/37		8,000	7,993,794
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.384%(c)	05/22/32	EUR	1,178	1,272,930
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.411%(c)	08/26/32	EUR	7,325	7,905,084
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.915%(c)	10/17/37		2,000	2,001,010

A12

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.105%(c)	10/20/37		10,000	$9,965,393
Series 2025-03A, Class A, 144A
0.000%(cc)	03/22/38		10,000	10,000,000
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.785%(c)	10/15/34	EUR	4,250	4,589,252
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.910%(c)	04/22/37		17,750	17,785,472
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.574%(c)	04/15/31		1,036	1,036,496
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.702%(c)	04/15/34		2,128	2,124,262
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.733%(c)	10/20/31		862	861,738
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.573%(c)	04/25/34	EUR	1,064	1,151,825
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	10,000	10,838,799
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.615%(c)	04/21/31		294	294,212
Indigo Credit Management DAC (Ireland),
Series 01A, Class B, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
5.385%(c)	10/15/37	EUR	4,250	4,647,881
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.435%(c)	07/15/31	EUR	2,068	2,233,095
Series 03A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.615%(c)	10/30/38	EUR	8,500	9,188,191
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.725%(c)	10/20/34		12,250	12,246,712
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.585%(c)	07/15/32	EUR	4,740	5,114,865
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.644%(c)	10/15/32		1,946	$1,946,669
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.678%(c)	10/16/37		2,000	2,001,897
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.551%(c)	10/12/30		911	910,073
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.684%(c)	07/15/31		774	774,092
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
4.234%(c)	07/20/38	EUR	10,500	11,409,059
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.393%(c)	07/20/37		5,750	5,758,726
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.743%(c)	07/19/37		10,000	10,021,693
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)
6.213%(c)	07/20/37		8,000	7,979,330
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.642%(c)	04/26/31		814	814,084
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		1,750	1,750,012
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)
5.433%(c)	04/17/31		7,289	7,281,891
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.584%(c)	04/15/31		405	405,307
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.385%(c)	01/15/38	EUR	8,000	8,664,664
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.803%(c)	10/15/39	EUR	1,250	1,350,744
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.405%(c)	07/20/34		588	587,114

A13

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.744%(c)	10/15/34		6,000	$5,984,350
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1R, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.814%(c)	10/17/38	EUR	1,250	1,351,617
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.714%(c)	07/15/31		686	685,194
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.293%(c)	04/20/35		2,000	2,000,016
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.506%(c)	04/25/38	EUR	251	271,077
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		19,000	19,019,807
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.715%(c)	10/20/31		1,674	1,674,285
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	350	378,226
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.632%(c)	01/26/31		306	305,776
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.598%(c)	01/17/32	EUR	7,337	7,911,648
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.503%(c)	04/25/30	EUR	685	740,773
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.226%(c)	02/20/30	EUR	2,209	2,380,604
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.529%(c)	04/16/31		182	181,904
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.742%(c)	07/25/34		2,128	2,128,578
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.526%(c)	10/15/38	EUR	11,000	$11,887,149
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.435%(c)	04/15/37	EUR	9,000	9,776,982
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.735%(c)	07/20/34		4,910	4,906,379
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.900%(c)	04/25/37		8,250	8,268,009
Venture CLO Ltd. (Cayman Islands),
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.552%(c)	07/15/32		10,480	10,477,423
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.502%(c)	04/15/33		15,250	15,235,044
				424,689,143
Consumer Loans — 0.0%
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		67	68,227
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		185	176,227
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	290,306
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	214,451
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	104,401
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	209,772
				1,063,384
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.643%(c)	03/15/32	GBP	700	909,096
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.363%(c)	07/15/32	GBP	300	387,975
				1,297,071

A14

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	05/25/34	16	$15,237
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.935%(c)	03/25/43	8	7,290
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.044%(c)	03/20/54	16	16,251
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	08/25/33	13	13,323
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44	545	543,875
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	76	75,859
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	227	226,036
			897,871
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.035%(c)	02/25/34	4	3,495
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.006%(c)	10/25/34	9	8,414
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.485%(c)	11/25/34	—(r)	240
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.280%(c)	01/25/35	8	8,129
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.417%(c)	09/25/34	31	32,079
			52,357
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	41	39,524
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		74	$71,318
				110,842

Total Asset-Backed Securities (cost $433,368,280)				430,954,077
Commercial Mortgage-Backed Securities — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60		80	77,077
Series 2018-BN13, Class A4
3.953%	08/15/61		320	312,615
Series 2019-BN20, Class A2
2.758%	09/15/62		385	355,310
Series 2019-BN24, Class A3
2.960%	11/15/62		135	124,387
Series 2021-BN34, Class A5
2.438%	06/15/63		165	140,695
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57		1,000	1,041,517
Series 2024-05YR10, Class A3
5.302%	10/15/57		1,050	1,066,924
Series 2025-05YR14, Class A3
5.646%	04/15/58		1,680	1,730,400
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		247	229,376
Series 2024-5C29, Class A3
5.208%	09/15/57		500	506,540
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57		1,000	1,028,047
Series 2024-V10, Class A3
5.277%	09/15/57		800	812,638
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57		450	464,432
Series 2024-05C6, Class A3
5.316%	09/15/57		1,150	1,168,421
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.134%(c)	09/15/38		200	198,264
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.784%(c)	09/15/38		450	446,646
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CAONREPO + 1.900% (Cap N/A, Floor 1.900%)
4.809%(c)	11/15/41	CAD	600	421,294
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		765	703,753

A15

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		255	$244,890
Series 2019-CD08, Class A3
2.657%	08/15/57		673	620,005
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		283	277,497
Series 2016-C07, Class A2
3.585%	12/10/54		251	244,702
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		229	220,987
Series 2019-GC41, Class A4
2.620%	08/10/56		280	255,334
Commercial Mortgage Trust,
Series 2015-LC23, Class A3
3.521%	10/10/48		365	362,752
Series 2016-COR01, Class A3
2.826%	10/10/49		336	325,649
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		215	207,512
Series 2018-CX12, Class A3
3.959%	08/15/51		195	188,970
Series 2019-C17, Class A4
2.763%	09/15/52		105	96,709
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.503%(c)	08/07/30	GBP	318	408,824
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		227	221,801
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25		4,064	11,513
Series K055, Class X1, IO
1.326%(cc)	03/25/26		2,093	21,106
Series K097, Class X1, IO
1.087%(cc)	07/25/29		1,152	45,347
Series K131, Class X1, IO
0.727%(cc)	07/25/31		11,350	432,279
Series K741, Class X1, IO
0.562%(cc)	12/25/27		153	1,959
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.534%(c)	10/15/36		260	256,769
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
7.984%(c)	10/15/36		420	410,099
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		625	574,062
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.249%(c)	03/15/39		300	$300,000
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.699%(c)	03/15/39		850	850,000
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		140	135,899
Series 2019-H07, Class A3
3.005%	07/15/52		49	46,091
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		140	124,994
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.933%(c)	03/15/36		110	105,542
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.580%(c)	08/17/31	GBP	895	1,149,115
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		325	319,002
Series 2019-C16, Class A3
3.344%	04/15/52		280	264,678
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		241	234,133
Series 2017-C41, Class A3
3.210%	11/15/50		420	407,454
Series 2019-C49, Class A3
3.749%	03/15/52		314	310,889
Series 2019-C52, Class A4
2.643%	08/15/52		180	166,963
Series 2021-C59, Class A5
2.626%	04/15/54		100	86,532
Series 2024-5C1, Class A3
5.928%	07/15/57		1,100	1,141,072

Total Commercial Mortgage-Backed Securities (cost $23,002,884)				21,899,466
Corporate Bonds — 2.7%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		815	756,258
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,975	1,949,108
7.125%	06/15/26		83	83,000
7.500%	02/01/29		45	45,787
7.875%	04/15/27		1,535	1,541,355

A16

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	$161,625
				4,537,133
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	858,611
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	700	742,983
				1,601,594
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		23	22,807
5.750%	04/20/29		715	698,004
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		680	676,770
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,315	1,292,930
4.625%	04/15/29		270	255,576
				2,946,087
Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		145	127,494
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,810	1,799,990
				1,927,484
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		525	432,589
4.750%	01/15/43		12	9,097
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		363	325,082
4.950%	05/28/27		220	216,904
5.800%	03/08/29		200	198,124
5.850%	05/17/27		345	346,867
6.798%	11/07/28		200	205,721
6.800%	05/12/28		675	693,324
7.200%	06/10/30		210	218,233
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	400	426,206
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		225	220,229
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
4.875%	11/01/27		260	$260,655
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	200	247,060
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	810,975
				4,611,066
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		75	75,539
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		46	45,885
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		25	23,200
5.625%	06/15/28		475	467,751
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		365	369,867
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,675	2,551,885
				3,534,127
Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		500	504,953
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	300	313,610
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	500	484,964
0.500%	05/25/30	EUR	200	191,106
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,699,466
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	200	225,213
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	650	722,281
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	217,000
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	200	224,913
5.500%(ff)	09/08/29	EUR	100	115,933

A17

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		200	$220,747
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	1,000	1,101,661
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	101,296
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	200	221,656
4.000%	03/13/32	EUR	300	328,464
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		955	823,665
5.162%(ff)	01/24/31		455	461,204
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29		555	512,822
Sub. Notes
5.744%(ff)	02/12/36		1,070	1,067,369
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	250	272,539
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26		200	201,392
Sr. Unsec’d. Notes, EMTN
5.000%(ff)	07/04/31	EUR	200	230,953
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	250	275,541
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	200	271,513
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	400	422,832
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		250	257,187
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		215	216,761
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		210	214,283
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	1,000	1,075,472
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	500	530,883
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		250	256,005
6.714%(ff)	10/19/29		525	552,580
Sr. Non-Preferred Notes, 144A, MTN
5.975%(ff)	01/18/27		420	423,641
Sr. Non-Preferred Notes, EMTN
4.375%	07/13/28	EUR	100	112,139
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	100	$107,487
CaixaBank SA (Spain),
Jr. Sub. Notes
7.500%(ff)	01/16/30(oo)	EUR	200	231,939
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	206,124
6.840%(ff)	09/13/34		200	216,970
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		240	245,855
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		800	808,044
5.875%	04/30/29		2,600	2,681,465
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	433,859
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		425	416,111
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		195	169,392
3.980%(ff)	03/20/30		180	174,348
4.412%(ff)	03/31/31		185	180,208
4.542%(ff)	09/19/30		205	202,200
4.786%(ff)	03/04/29		2,250	2,254,224
5.174%(ff)	02/13/30		1,240	1,254,655
5.449%(ff)	06/11/35		15	15,092
Sub. Notes
5.827%(ff)	02/13/35		90	89,440
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31		1,000	1,005,193
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		199	202,212
Commerzbank AG (Germany),
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	400	445,442
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	300	183,584
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)		200	191,750
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		290	302,900
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		250	249,344
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	100	100,123
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		200	196,874
5.705%(ff)	03/01/30		245	251,808

A18

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	100	$114,433
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		295	283,941
4.999%(ff)	09/11/30		165	164,182
6.819%(ff)	11/20/29		150	158,858
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,061,296
Sr. Preferred Notes
5.414%	05/10/29		415	425,231
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	137,716
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	377,038
6.100%	02/21/33	AUD	400	260,949
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	200	211,170
3.400%	08/18/25	CNH	1,000	138,121
3.500%	07/02/25	CNH	1,000	138,019
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	214,799
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		800	807,552
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		400	387,049
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	927,457
4.692%(ff)	10/23/30		680	675,636
5.016%(ff)	10/23/35		45	43,763
5.049%(ff)	07/23/30		180	181,484
5.207%(ff)	01/28/31(a)		140	141,897
5.727%(ff)	04/25/30		210	216,775
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		200	176,250
6.950%(ff)	03/11/34(oo)		200	199,500
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		390	357,375
3.000%(ff)	07/22/28	GBP	975	1,197,050
5.130%(ff)	11/19/28		200	201,450
5.546%(ff)	03/04/30		285	290,895
Sub. Notes
5.874%(ff)	11/18/35		200	197,790
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	250	276,287
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	300	324,576
Sr. Preferred Notes, 144A
6.625%	06/20/33(a)		365	389,559
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Preferred Notes, EMTN
5.250%	01/13/30	EUR	200	$235,039
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29(a)		830	768,392
2.545%(ff)	11/08/32		250	216,244
4.603%(ff)	10/22/30		1,550	1,538,362
4.946%(ff)	10/22/35		50	48,941
4.995%(ff)	07/22/30		890	898,021
KBC Group NV (Belgium),
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	300	392,408
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		57	60,179
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31		584	586,056
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		200	190,000
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
0.375%	06/09/26	EUR	100	104,066
1.375%	06/24/25	EUR	300	322,768
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		1,290	1,300,470
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	677,423
4.654%(ff)	10/18/30		1,270	1,259,792
5.173%(ff)	01/16/30		365	369,799
5.230%(ff)	01/15/31		95	96,505
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	133,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	779,692
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		175	153,387
5.250%(ff)	04/21/34		75	74,974
5.424%(ff)	07/21/34		110	111,215
5.831%(ff)	04/19/35		110	113,991
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		600	611,042
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	1,000	1,093,021
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	199,500
8.125%(ff)	11/10/33(oo)		200	209,952
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		115	113,710

A19

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	$138,007
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	187,466
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		200	198,007
6.833%(ff)	11/21/26		530	536,353
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	1,000	1,091,760
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		365	315,995
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		210	214,959
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,065,513
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		230	229,137
5.545%(ff)	01/21/29		235	238,889
6.750%(ff)	02/08/28		250	258,375
7.018%(ff)	02/08/30		200	213,656
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	650	729,616
Jr. Sub. Notes
8.125%(ff)	10/31/82		200	207,000
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		45	45,950
5.867%(ff)	06/08/34		60	61,680
TSB Bank PLC (United Kingdom),
Covered Bonds
3.319%	03/05/29	EUR	900	994,136
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		35	35,772
5.836%(ff)	06/12/34		95	98,093
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		220	238,700
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	200	243,401
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	1,400	1,453,585
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	1,300	1,417,696
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	200	220,990
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		820	810,769
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	200	$225,992
US Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	1,000	1,102,850
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35		250	248,133
5.244%(ff)	01/24/31		130	132,149
5.499%(ff)	01/23/35		85	86,108
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		330	295,911
5.557%(ff)	07/25/34		5	5,083
				64,346,465
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		20	17,477
5.750%	03/02/63		85	82,814
				100,291
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	228,349
CRH SMW Finance DAC,
Gtd. Notes, EMTN
4.000%	07/11/31	EUR	100	111,575
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		530	518,469
Heidelberg Materials AG (Germany),
Sr. Unsec’d. Notes, EMTN
3.375%	10/17/31	EUR	200	216,314
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(a)		1,825	1,702,599
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30		125	117,691
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		735	738,912
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		345	343,822
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,360	1,319,014
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		115	100,012
4.375%	07/15/30		992	915,022
				6,311,779

A20

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 0.0%
Alpek SAB de CV (Mexico),
Gtd. Notes
4.250%	09/18/29		200	$187,635
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes
4.500%	01/10/28		200	187,000
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		70	61,019
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		210	210,584
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		1,060	1,048,223
				1,694,461
Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	436,781
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		845	776,667
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	912,147
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29(a)		815	713,389
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	200	216,785
5.125%	06/14/33	EUR	100	114,609
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	208,237
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	588,861
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		340	349,772
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	428,330
4.250%	09/25/30	GBP	200	246,401
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		600	633,480
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	400	449,570
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	400	$439,613
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes
8.250%	11/15/28		200	205,000
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	107,699
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		370	364,250
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43		110	35,178
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	914,563
3.875%	02/15/31		60	54,437
4.875%	01/15/28		455	447,838
5.250%	01/15/30		895	879,474
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		45	39,093
				9,562,174
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		446	483,520
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,470	1,466,295
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		375	352,355
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		70	67,728
4.250%	04/15/26		180	178,920
4.950%	01/15/28		190	188,775
5.150%	01/15/30		305	302,240
5.750%	03/01/29		490	499,124
5.750%	11/15/29		145	147,683
6.375%	05/04/28		345	357,027
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		400	390,732
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		95	96,583
Gtd. Notes, 144A
4.000%	03/15/29		124	118,884

A21

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,975	$1,974,548
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		1,810	1,836,618
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	400,486
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	453,078
5.750%	09/15/31		575	545,552
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	600	606,032
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		300	339,930
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		200	192,838
				9,049,133
Electric — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26		65	63,224
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		10	10,320
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	400	406,028
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		289	251,080
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,375	1,251,823
4.500%	02/15/28		970	940,583
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		30	28,786
5.000%	02/01/31		360	343,761
5.125%	03/15/28		1,396	1,373,722
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	313,818
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		250	249,425
5.672%	10/20/35		205	204,875
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		372	381,254
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		597	$531,039
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		55	57,645
Duke Energy Corp.,
Jr. Sub. Notes
6.450%(ff)	09/01/54		135	135,221
Duke Energy Progress LLC,
First Mortgage
5.050%	03/15/35		119	118,367
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		120	117,067
Jr. Sub. Notes, Series A
5.375%(ff)	03/09/26(a)(oo)		155	148,361
Sr. Unsec’d. Notes
5.450%	06/15/29(a)		190	187,375
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	206,539
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		75	75,281
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	183,527
Enel SpA (Italy),
Jr. Sub. Notes, EMTN
6.375%(ff)	04/16/28(oo)	EUR	150	172,332
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27		200	199,400
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	200	218,148
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		30	29,841
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		185	187,909
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		20	19,192
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,491,570
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	62,145
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47		139	118,705

A22

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		60	$56,451
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	744,728
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	356,568
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	531,435
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		90	82,130
5.400%	06/01/33		315	316,813
5.650%	05/09/34		70	71,263
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		145	125,248
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.761%(c)	07/24/26	EUR	600	639,665
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	100,899
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	100	109,888
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	100	98,433
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.750%(ff)	06/15/54		265	271,124
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		859	858,040
Gtd. Notes, 144A
3.375%	02/15/29		110	101,080
3.625%	02/15/31		529	469,144
3.875%	02/15/32		35	30,801
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	303,206
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	445,472
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	748,690
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	230,046
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		70	57,539
5.800%	05/15/34		160	161,611
6.150%	01/15/33		70	72,058
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	600	$555,315
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		49	48,302
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		65	60,913
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		32	31,211
5.450%	03/01/35(a)		30	29,735
5.900%	03/01/55		35	33,671
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		70	69,748
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,450	1,467,549
8.000%(ff)	10/15/26(oo)		1,975	2,028,907
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,500	1,604,419
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,085	2,055,460
5.500%	09/01/26		10	10,002
5.625%	02/15/27		885	882,062
6.875%	04/15/32		315	321,157
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		45	44,044
5.700%	12/30/34		75	74,566
6.000%	04/15/34		120	121,840
				26,499,596
Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	1,200	1,285,793
3.500%	03/15/37	EUR	800	842,066
				2,127,859
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	450	496,644
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	438,761
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	65,474
				1,000,879

A23

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Energy-Alternate Sources — 0.0%
India Green Power Holdings (India),
Sec’d. Notes
4.000%	02/22/27		217	$205,774
Engineering & Construction — 0.0%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	200,992
2.000%	02/15/33	EUR	2,100	1,976,898
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	391,495
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	113,385
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.125%	10/08/32	EUR	300	286,991
1.875%	03/14/36	EUR	100	91,305
6.450%	12/10/33	GBP	100	135,224
IHS Holding Ltd. (Nigeria),
Gtd. Notes
6.250%	11/29/28		200	192,750
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		256	244,321
5.500%	07/31/47		200	164,376
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	280,588
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		275	244,772
				4,323,097
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,250	1,148,376
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		305	304,212
7.000%	02/15/30		400	404,955
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		950	912,030
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,000	662,802
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42		255	203,824
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	28,792
6.250%	03/15/33		495	482,715
7.125%	02/15/31		380	392,437
				4,540,143
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		300	$309,000
Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		625	584,651
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	3,370	4,021,745
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27(a)	GBP	1,700	2,061,164
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	884	1,071,805
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		540	545,466
7.250%	11/15/53		55	61,823
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		1,365	1,271,914
4.375%	01/31/32		500	456,379
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		130	130,656
5.650%	05/01/45		28	28,061
5.700%	05/01/55		120	119,801
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		275	267,662
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		320	322,031
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		475	430,292
				11,373,450
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		44	42,346
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		135	137,252
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		45	46,432
Gtd. Notes, Series 20-A
1.750%	01/15/31		180	151,652
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	656,000
				1,033,682

A24

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 0.0%
American Medical Systems Europe BV,
Gtd. Notes
3.250%	03/08/34	EUR	600	$627,087
3.375%	03/08/29	EUR	400	436,629
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		180	154,262
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,940	1,812,862
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	600	665,623
3.875%	10/15/36	EUR	600	655,404
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		210	214,079
				4,565,946
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	86,928
4.625%	06/01/30		1,945	1,792,616
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		405	375,788
3.500%	07/15/51		75	49,473
4.625%	03/15/52		95	75,422
5.250%	06/15/49		5	4,390
5.450%	09/15/34		15	14,849
5.950%	09/15/54		50	47,961
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32		495	482,674
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		250	235,959
4.375%	01/15/30		1,140	1,069,212
5.125%	11/01/27		840	827,605
				5,062,877
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)		4,150	4,152,712
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		1,612	1,600,720
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		25	24,504
7.250%	10/15/29(a)		789	774,927
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		170	$167,102
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,585	1,422,537
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	55,066
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		650	630,693
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,245	1,143,480
5.250%	12/15/27		16	15,440
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		226	225,988
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		545	523,644
				6,584,101
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	09/14/33	EUR	400	440,906
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		280	272,910
6.625%	05/15/32(a)		135	131,481
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		1,025	899,655
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	224,127
				1,528,173
Insurance — 0.0%
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		600	610,000
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	400,728
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	394,848
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	812,349

A25

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	400	$478,497
				2,696,422
Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		290	289,092
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		75	73,498
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54		20	18,720
				381,310
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	770	795,658
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		470	460,268
7.375%	05/01/33		285	273,394
				733,662
Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		190	189,525
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		50	49,078
6.750%	02/01/32		410	403,850
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		425	423,487
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		550	549,973
5.500%	04/01/28		25	24,899
5.625%	09/30/31		590	578,937
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		875	870,625
				3,090,374
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		1,210	1,116,155
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		525	459,908
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	140	$137,324
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	395	390,132
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	1,400	1,388,703
6.125%	09/15/29	1,070	1,059,437
6.500%	04/15/32(a)	880	863,283
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	720,541
			6,135,483
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	116,162
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	150	155,732
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	500	502,545
			658,277
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	330	286,909
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	121	107,203
4.500%	08/15/30	87	79,217
4.750%	03/01/30	350	324,335
5.000%	02/01/28	65	63,067
5.125%	05/01/27	245	241,252
5.375%	06/01/29	170	164,502
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	150	135,017
3.500%	06/01/41	160	110,893
3.900%	06/01/52	399	257,998
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56	130	76,339
4.800%	05/15/33	115	113,057
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	80	52,016
7.375%	07/01/28	325	231,138
7.750%	07/01/26	1,825	1,576,419

A26

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,575	$1,659,466
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	300	320,917
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		845	848,611
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	600	670,174
5.250%	05/15/29	GBP	457	546,793
				7,865,323
Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		615	667,932
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		201	181,407
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		200	198,700
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
4.154%	04/29/31	EUR	200	221,461
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		270	275,126
5.634%	04/04/34		100	100,230
6.125%	10/06/28		145	151,123
6.375%	10/06/30		25	26,471
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		190	191,902
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	43,558
3.875%	08/15/31		124	107,730
Novelis, Inc.,
Gtd. Notes, 144A
6.875%	01/30/30		450	453,937
				2,619,577
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	111,840
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	500	548,435
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	700	$745,753
				1,406,028
Multi-National — 0.0%
Africa Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.550%	10/08/29		200	198,250
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	226,110
4.750%	04/16/29	GBP	400	514,393
5.000%	01/24/29		395	401,960
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	221,524
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	429,757
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		400	419,590
				2,411,584
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	373,749
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		170	173,348
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		25	30,539
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		335	333,724
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	650	686,138
6.450%(ff)	12/01/33(oo)		195	198,413
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		134	128,611
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		550	568,175
8.625%	11/01/30		125	128,965
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		40	29,092
5.550%	03/15/54		50	48,442
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		50	47,489
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		480	475,043

A27

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54		30	$28,244
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29		200	212,400
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32		450	426,176
5.375%	02/01/29		1,125	1,120,968
Gtd. Notes, 144A
5.875%	02/01/29		471	471,184
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	102,528
6.000%	04/15/30		315	299,339
6.000%	02/01/31		106	99,050
6.250%	04/15/32		550	514,601
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		25	24,546
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		40	30,349
5.375%	01/01/32		30	29,570
5.875%	09/01/25		372	372,678
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		750	763,888
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	500	626,108
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32		800	701,920
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	800	819,625
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		355	354,685
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	531,513
6.875%	09/19/33		100	107,351
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		15	14,080
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	663,057
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		310	302,638
				11,838,226
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		1,100	$958,910
6.000%	06/15/29		875	886,680
Berry Global, Inc.,
Sr. Sec’d. Notes
5.650%	01/15/34		80	81,029
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		935	948,628
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		450	452,945
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		53	52,597
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		600	613,128
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27		800	808,000
				4,801,917
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		240	198,967
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		500	490,203
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		95	69,231
5.000%	02/15/29		385	246,581
5.250%	01/30/30		535	316,987
5.250%	02/15/31		331	188,356
6.250%	02/15/29		1,516	1,014,280
7.000%	01/15/28		275	213,125
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		275	221,031
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	436,776
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54		180	177,371
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		155	137,936
2.800%	05/15/30		180	164,679
4.850%	12/15/29		310	311,546
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29		275	260,563

A28

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	375	$350,487
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	375	327,271
			5,125,390
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,225	1,198,439
6.625%	02/01/32	280	284,773
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	380	370,313
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	30	31,195
6.036%	11/15/33	255	263,370
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77	130	126,100
7.375%(ff)	01/15/83	310	315,913
8.500%(ff)	01/15/84	55	60,615
Energy Transfer LP,
Jr. Sub. Notes
7.125%(ff)	10/01/54(a)	130	132,044
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,840	1,860,979
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	605	605,375
Sr. Unsec’d. Notes
5.400%	10/01/47	420	376,060
5.550%	05/15/34	85	84,935
5.600%	09/01/34	55	55,093
5.750%	02/15/33	155	158,593
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78	45	44,059
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	325	286,105
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	300	311,963
Gtd. Notes, 144A
6.500%	09/01/30	150	159,149
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	285	271,126
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35	400	399,089
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79	125	120,312
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	$23,162
4.125%	08/15/31		25	22,713
6.250%	01/15/30		210	212,767
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		2,280	2,157,940
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		540	515,440
5.300%	03/01/48		30	25,665
				10,473,287
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	715	700,061
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	300,940
1.625%	04/20/30	EUR	100	95,976
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	300	311,155
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		3,130	3,028,955
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	1,014,005
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	100	100,111
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	276,631
3.200%	08/14/27	CNH	5,000	693,147
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	200	190,015
				6,710,996
Real Estate Investment Trusts (REITs) — 0.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35		400	401,848
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	100	89,337
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	230,063
9.750%	06/15/25		57	56,876
Sr. Unsec’d. Notes
4.750%	02/15/28		601	516,495

A29

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	$391,842
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	500	526,404
Healthpeak OP LLC,
Gtd. Notes
5.375%	02/15/35		600	597,689
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		205	156,905
5.000%	10/15/27		15	13,535
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	50,953
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	100	82,317
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	300	342,481
5.000%	10/15/29	GBP	500	636,549
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		975	973,576
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		1,770	1,614,380
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	400	438,623
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	726,909
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		2,703	2,873,001
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	371,965
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		5	4,707
4.250%	12/01/26		20	19,787
4.500%	09/01/26		95	94,533
4.500%	01/15/28		305	301,423
4.625%	06/15/25		50	49,998
5.750%	02/01/27		5	5,067
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	500	548,057
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	102,491
				12,217,811
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		305	$291,013
6.125%	06/15/29		490	491,837
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		516	531,773
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		1,150	1,217,082
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31		722	801,537
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	2,000	2,382,471
12.000%	11/30/28		1,500	1,657,860
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		1,550	1,428,591
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	293,441
3.875%	10/01/31		300	259,065
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,125	1,032,165
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		229	209,710
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		425	425,427
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		1,000	994,491
				12,016,463
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	249,933
Sub. Notes
4.375%(ff)	04/16/34	EUR	400	440,696
				690,629
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33		550	463,466
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		170	151,409
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.200%	01/25/37		320	328,877

A30

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		130	$116,062
				1,059,814
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		55	40,375
5.375%	09/27/54		50	45,470
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34		25	25,517
				111,362
Telecommunications — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28		200	150,872
5.750%	08/15/29		1,675	1,224,844
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	500	556,815
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	300	266,665
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,050	1,037,257
5.875%	10/15/27		1,025	1,025,135
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		900	722,860
Sr. Sec’d. Notes, 144A
10.750%	12/15/30(a)		2,725	3,012,029
11.000%	11/15/29		2,325	2,594,133
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	04/15/25(oo)	EUR	700	754,056
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	48,107
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		15	15,241
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A
11.750%	03/01/28	GBP	1,203	439,022
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A
8.250%	09/01/27	GBP	2,038	2,128,372
Telefonica Europe BV (Spain),
Gtd. Notes
7.125%(ff)	08/23/28(oo)	EUR	100	118,050
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	690	799,325
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.500%	07/15/31	GBP	1,500	$1,632,643
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		275	280,195
				16,805,621
Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	823,727
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	400	382,932
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	440,646
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	600	548,739
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	285,497
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	97,252
0.400%	12/19/36	EUR	183	164,235
1.875%	05/25/32	EUR	400	391,002
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	200	166,764
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	400	294,189
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	400	411,268
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		520	500,128
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	102,587
7.125%	02/01/32		295	302,598
				4,911,564
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		490	495,955

Total Corporate Bonds (cost $310,562,171)				302,088,699
Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.075%(c)	01/28/32		425	418,891

A31

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28		571	$551,598
				970,489
Computers — 0.0%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.323%(c)	03/01/29		1,686	1,600,627
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.322%(c)	03/18/30		892	889,362
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		121	108,911
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%
9.675%(c)	02/01/27		146	142,859
Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6 Loan
—%(p)	07/01/31		3,625	3,910,728
Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%
11.791%(c)	05/25/27		966	942,309
Zegona Holdco Limited (United Kingdom),
Facility B (EUR) Loan, 1 Month EURIBOR + 4.250%
6.119%(c)	07/17/29	EUR	5,100	5,491,651
				6,433,960

Total Floating Rate and Other Loans (cost $13,996,565)				14,056,936
Residential Mortgage-Backed Securities — 0.0%
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.959%(c)	10/18/42		200	199,625
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.490%(c)	12/25/41		200	204,536
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.590%(c)	03/25/42		90	97,460
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.590%(c)	03/25/42		80	84,950
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.790%(c)	04/25/34		188	$189,611
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.340%(c)	09/26/33		101	101,449
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.340%(c)	11/25/41		90	90,337
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.440%(c)	09/25/41		300	301,689
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.690%(c)	12/25/41		200	201,750
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.740%(c)	02/25/42		100	101,721
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49		55	11,264
Series 5020, Class IH, IO
3.000%	08/25/50		255	42,355
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.240%(c)	04/25/34		187	189,497
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.040%(c)	11/25/31		195	198,408

Total Residential Mortgage-Backed Securities (cost $1,979,569)				2,014,652
Sovereign Bonds — 0.8%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	300	316,568
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	666,813
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	2,020	1,174,361
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	108,073
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	253,564
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	500	575,987

A32

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		270	$274,895
7.500%	02/12/36		270	281,475
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	186,099
3.375%	11/25/32	EUR	300	326,061
3.375%	05/25/34	EUR	500	535,745
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,317	1,303,830
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	215	248,172
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	200	227,006
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	300	350,140
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	25	15,341
Bundesschatzanweisungen (Germany),
Bonds
2.000%	12/10/26	EUR	9,800	10,587,980
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	212,625
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		1,200	1,035,600
3.750%	01/14/32	EUR	166	179,137
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,500,698
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	648,165
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		500	390,000
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,410	1,529,969
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		460	465,750
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	185,173
1.500%	06/17/31	EUR	1,300	1,283,746
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,750	1,349,249
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	34,670	1,579,559
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	8,180	363,442
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		600	$546,522
Sr. Unsec’d. Notes, 144A
6.950%	03/15/37		314	317,140
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31		300	245,518
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	150	171,150
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	185,600
3.450%	06/25/26	CNH	1,000	139,322
French Republic Government Bond OAT (France),
Bonds, 144A
4.750%	04/25/35	EUR	3,045	3,660,173
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	2,500	2,340,136
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	109,469
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	292,921
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	575,860	1,515,904
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 06Y
4.000%	07/25/29	EUR	600	659,096
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	500	527,674
Sr. Unsec’d. Notes, Series 12YR
1.625%	04/28/32	EUR	1,020	934,553
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	700	697,394
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	600	517,402
3.875%	01/15/33	EUR	208	221,818
5.600%	01/15/35(a)		1,000	1,026,000
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,148,383
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	173,248
6.875%	10/21/34	GBP	100	140,071
Sr. Unsec’d. Notes, Series 05YR
5.375%	02/19/30		200	201,419
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		1,100	1,089,550

A33

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	1,705	$1,730,374
4.350%	11/01/33	EUR	560	639,536
Sr. Unsec’d. Notes, Series 11YR
3.850%	02/01/35	EUR	35	38,112
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	1,085	1,081,407
Sr. Unsec’d. Notes, Series 26YR, 144A
3.350%	03/01/35	EUR	85	88,994
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	263,407
Japan Government Ten Year Bond (Japan),
Bonds, Series 370
0.500%	03/20/33	JPY	384,400	2,409,918
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	250,900	1,197,027
Bonds, Series 84
2.100%	09/20/54	JPY	196,600	1,205,494
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	357,150	2,145,556
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	153,818
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	650	713,479
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	96,676
0.000%	03/17/31	EUR	200	179,284
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	599,512
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	348,122
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	332,894
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	33,000	1,515,251
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,300	1,237,007
2.250%	08/12/36	EUR	400	324,481
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,106,890
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	715,348
1.200%	04/28/33	EUR	767	672,194
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
3.625%	02/04/32	EUR	948	$1,007,646
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	100	56,701
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,780	1,964,404
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,720	1,909,462
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	50	29,907
Region of Ile de France (France),
Sr. Unsec’d. Notes, EMTN
2.900%	04/30/31	EUR	200	213,506
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	314	309,061
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	1,000	791,147
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	948,410
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		3,500	3,251,482
4.000%	10/17/49(a)		330	243,322
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		400	279,194
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		805	833,764
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		300	282,225
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	97,471
2.750%	04/14/41	EUR	131	85,200
3.624%	05/26/30	EUR	20	20,159
Sr. Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	157,097
3.875%	10/29/35	EUR	20	17,431
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	400	361,143
2.000%	01/28/32	EUR	197	167,775
3.875%	10/29/35	EUR	20	17,431
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	326,825
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	895	859,193
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	900	958,268

A34

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	700	$748,656
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	74,779
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	200	224,513
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		800	802,000
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	700	639,340
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	3,200	1,824,767
1.200%	10/31/40	EUR	800	604,300
3.450%	10/31/34	EUR	1,656	1,808,864
Svensk Exportkredit AB (Sweden),
Sr. Preferred Notes, EMTN
3.375%	08/30/30	EUR	400	444,349
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	54,850	1,726,259
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.500%	01/03/35		600	556,278
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35	GBP	3,740	3,245,563
4.375%	07/31/54	GBP	1,190	1,329,163
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,736	68,850

Total Sovereign Bonds (cost $102,054,662)				94,096,372
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		2,253	2,188,349
5.000%	09/01/52		2,380	2,339,839
6.000%	09/01/53		1,972	2,005,885
6.000%	10/01/54		575	587,904
6.500%	01/01/54		647	667,393
6.750%	03/15/31		430	489,265
Federal National Mortgage Assoc.
2.500%	07/01/50		1,699	1,436,954
2.500%	08/01/51		2,687	2,257,939
3.000%	07/01/52		3,867	3,386,218
5.500%	12/01/52		2,173	2,175,267
6.000%	09/01/53		2,755	2,824,996
6.625%	11/15/30		405	456,283
Freddie Mac Coupon Strips
1.998%(s)	07/15/32		104	74,844
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Government National Mortgage Assoc.
5.500%	12/20/52	1,619	$1,626,438
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	319	309,450

Total U.S. Government Agency Obligations (cost $23,019,941)			22,827,024
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bonds
1.625%	11/15/50(h)(k)	19,185	10,440,837
2.250%	08/15/49	4,070	2,624,514
2.375%	11/15/49	2,780	1,838,709
2.375%	05/15/51	1,535	1,003,746
3.000%	11/15/44	10,145	7,990,773
3.000%	02/15/49(h)	13,750	10,396,289
3.375%	11/15/48(h)(k)	3,255	2,641,636
4.000%	11/15/42(h)	1,247	1,163,217
4.125%	08/15/44(h)(k)	18,090	16,950,895
4.500%	11/15/54	4,900	4,828,031
4.625%	11/15/44	195	195,274
4.750%	11/15/43(h)	10,800	11,034,563
U.S. Treasury Notes
1.250%	06/30/28	605	556,553
1.875%	02/15/32	40	34,731
2.375%	03/31/29	90	84,874
2.875%	08/15/28	355	343,518
3.250%	06/30/29	205	199,555
3.500%	09/30/26	505	501,647
3.500%	02/15/33(h)(k)	8,120	7,777,438
3.750%	06/30/30	845	835,626
3.875%	08/15/33	65	63,710
3.875%	08/15/34(h)	17,770	17,320,197
4.125%	10/31/26	2,029	2,034,231
4.125%	02/29/32	269	269,514
4.250%	12/31/25	3,315	3,317,719
4.250%	01/31/26	2,515	2,517,554
4.250%	12/31/26	14,600	14,675,852
4.250%	01/31/30	200	202,578
4.375%	11/30/30	1,105	1,125,028
4.500%	11/15/33	8	8,193
4.625%	06/30/26	4,400	4,432,484
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38	625	347,331
1.964%(s)	08/15/41(h)	7,655	3,519,162
2.053%(s)	05/15/43	2,180	915,215
2.075%(s)	02/15/43	3,280	1,392,688
2.117%(s)	05/15/44	1,220	486,406
2.119%(s)	08/15/45	6,235	2,338,265
2.122%(s)	08/15/44	600	236,293
2.125%(s)	05/15/45	640	242,934
3.546%(s)	11/15/40(h)	6,655	3,193,158
4.289%(s)	02/15/41	4,060	1,921,505
4.500%(s)	05/15/46	1,010	365,599
4.608%(s)	11/15/48	225	72,431
4.715%(s)	11/15/41	140	63,572
4.727%(s)	05/15/50	2,895	870,383
4.845%(s)	05/15/41	3,645	1,699,945

A35

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.882%(s)	11/15/42	7,040	$3,030,035
4.920%(s)	08/15/48	825	268,688
4.924%(s)	02/15/49	650	206,572
4.928%(s)	11/15/45	270	100,152
4.956%(s)	11/15/43	1,640	671,264
5.331%(s)	02/15/40	1,065	533,167

Total U.S. Treasury Obligations (cost $156,493,935)			149,884,251

Total Long-Term Investments (cost $9,268,575,085)			10,167,709,426

	Shares
Short-Term Investments — 11.2%
Affiliated Mutual Funds — 10.6%
PGIM Core Ultra Short Bond Fund(wa)	1,104,206,791	1,104,206,791
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $101,951,948; includes $101,568,530 of cash collateral for securities on loan)(b)(wa)	102,014,410	101,953,202

Total Affiliated Mutual Funds (cost $1,206,158,739)		1,206,159,993

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
4.253%	04/22/25	173	172,571
4.217%	06/17/25(k)	66,000	65,411,412

Total U.S. Treasury Obligations (cost $65,583,768)				65,583,983

Options Purchased*~ — 0.0%
(cost $223,686)	313,474

Total Short-Term Investments (cost $1,271,966,193)	1,272,057,450

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.2% (cost $10,540,541,278)	11,439,766,876

Options Written*~ — (0.0)%
(premiums received $856,576)	(958,513)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2% (cost $10,539,684,702)	11,438,808,363

Liabilities in excess of other assets(z) — (1.2)%	(136,100,815)

Net Assets — 100.0%	$11,302,707,548

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
AONIA	Australian Overnight Index Average
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company

A36

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUREX	European Exchange
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,796,134; cash collateral of $101,568,530 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	27.00		—	EUR	1,219	$1
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.60		—	EUR	1,219	17
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	1,237	53
A37

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	1,237	$53
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12		—	EUR	4,950	9,255
Currency Option USD vs BRL	Call	JPM	04/09/25	6.80		—		615	4
Currency Option USD vs BRL	Call	MSI	04/10/25	7.00		—		1,228	5
Currency Option USD vs BRL	Call	MSI	04/23/25	7.00		—		1,222	54
Currency Option USD vs CNH	Call	MSI	06/26/25	7.35		—		7,283	26,312
Currency Option USD vs COP	Call	HSBC	04/10/25	4,800.00		—		1,228	19
Currency Option USD vs COP	Call	HSBC	04/10/25	4,850.00		—		1,228	13
Currency Option USD vs COP	Call	MSI	04/15/25	4,900.00		—		1,217	28
Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00		—		1,221	35
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		4,664	18,810
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,600.00		—		1,233	2
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,600.00		—		1,216	29
Currency Option USD vs MXN	Call	CITI	04/03/25	26.30		—		1,242	—
Currency Option USD vs MXN	Call	CITI	04/08/25	25.00		—		1,233	5
Currency Option USD vs MXN	Call	CITI	04/10/25	23.50		—		1,224	61
Currency Option USD vs MXN	Call	MSI	04/15/25	24.00		—		1,217	75
Currency Option USD vs MXN	Call	MSI	04/29/25	24.00		—		606	132
Currency Option USD vs TRY	Call	JPM	04/18/25	75.00		—		1,217	739
Currency Option USD vs TRY	Call	GSI	04/25/25	75.00		—		851	622
Currency Option USD vs BRL	Put	CITI	04/01/25	5.15		—		1,221	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		1,831	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		741	—
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00		—		1,221	61,257
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.00		—		1,221	10
Currency Option USD vs BRL	Put	JPM	04/24/25	5.00		—		1,217	10
Currency Option USD vs BRL	Put	MSI	04/29/25	5.00		—		3,774	45
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		2,476	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50		—		7,283	131
Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00		—		1,225	—
Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00		—		1,221	855
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		7,300	490
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		2,024	136
Currency Option USD vs ZAR	Put	JPM	04/24/25	16.50		—		1,221	14
Currency Option USD vs ZAR	Put	JPM	04/28/25	16.30		—		1,214	9
Total OTC Traded (cost $151,454)									$119,281

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	6,745	$5,254
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	840	654
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	4,135	22,056
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	515	2,747
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	2,690	17,598
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	335	2,192
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	2,040	28,876
A38

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%		255	$3,610
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)		6,745	810
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)		840	101
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.476%	1.02%(A)	JPY	258,100	5,352
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.476%	1.52%(A)	JPY	258,100	435
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)		5,425	18,515
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)		675	2,304
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)		7,960	4,155
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)		995	519
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)		4,895	17,779
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)		610	2,216
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)		4,895	2,420
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)		610	302
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		19,650	28,149
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		19,650	28,149
Total OTC Swaptions (cost $72,232)									$194,193
Total Options Purchased (cost $223,686)									$313,474
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		36		90	$(33,300)
3 Month SOFR	Call	12/12/25	$96.25		5		13	(4,625)
3 Month SOFR	Put	12/12/25	$96.25		36		90	(22,275)
3 Month SOFR	Put	12/12/25	$96.25		5		13	(3,094)
Total Exchange Traded (premiums received $62,717)								$(63,294)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	25.08		—	EUR	1,219	$(2,156)
A39

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.20		—	EUR	1,219	$(5,256)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	1,237	(22,611)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	1,237	(22,611)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15		—	EUR	4,950	(2,409)
Currency Option USD vs BRL	Call	JPM	04/09/25	5.93		—		615	(820)
Currency Option USD vs BRL	Call	MSI	04/10/25	6.00		—		1,228	(1,086)
Currency Option USD vs BRL	Call	MSI	04/23/25	5.90		—		1,222	(6,428)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		1,228	(5,888)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		1,228	(5,888)
Currency Option USD vs COP	Call	MSI	04/15/25	4,200.00		—		1,217	(13,360)
Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00		—		1,221	(18,864)
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,460.00		—		1,233	(13,843)
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,450.00		—		1,216	(21,520)
Currency Option USD vs MXN	Call	CITI	04/08/25	20.70		—		1,233	(6,682)
Currency Option USD vs MXN	Call	CITI	04/10/25	20.50		—		1,224	(11,757)
Currency Option USD vs MXN	Call	MSI	04/15/25	20.30		—		1,217	(19,913)
Currency Option USD vs MXN	Call	MSI	04/29/25	21.00		—		606	(4,582)
Currency Option USD vs TRY	Call	JPM	04/18/25	39.20		—		1,217	(20,034)
Currency Option USD vs TRY	Call	GSI	04/25/25	39.60		—		851	(17,163)
Currency Option USD vs BRL	Put	CITI	04/01/25	6.00		—		1,221	(61,257)
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.60		—		1,221	(5,083)
Currency Option USD vs BRL	Put	JPM	04/24/25	5.70		—		1,217	(12,718)
Currency Option USD vs BRL	Put	MSI	04/29/25	6.05		—		3,774	(212,182)
Currency Option USD vs CNH	Put	MSI	06/26/25	7.15		—		7,283	(36,927)
Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00		—		1,225	(35,692)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		4,664	(66,461)
Currency Option USD vs ZAR	Put	JPM	04/24/25	18.00		—		1,221	(5,981)
Currency Option USD vs ZAR	Put	JPM	04/28/25	18.30		—		1,214	(14,806)
Total OTC Traded (premiums received $646,034)									$(673,978)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	6,745	$(11,245)
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	840	(1,400)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	8,270	(22,974)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	1,030	(2,861)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	2,690	(7,618)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	335	(949)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)	2,690	(10,755)
A40

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)		335	$(1,339)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)		4,080	(29,115)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)		510	(3,639)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		19,650	(2,483)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		19,650	(2,483)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%		6,745	(3,068)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%		840	(382)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.476%	JPY	516,200	(3,193)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%		10,850	(16,608)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%		1,350	(2,066)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%		15,765	(2,473)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%		1,970	(309)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%		9,790	(13,581)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%		1,220	(1,692)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	04/16/25	$103.50	5.00%(Q)	CDX.NA.HY.43.V1(Q)		3,090	(7,251)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY.43.V1(Q)		3,560	(15,855)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)		17,560	(12,169)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)		2,000	(1,386)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.63%	1.00%(Q)	CDX.NA.IG.43.V1(Q)		17,330	(9,089)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)		19,650	(5,071)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)		19,650	(5,071)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG.43.V1(Q)		17,500	(11,060)
A41

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	17,510	$(14,056)
Total OTC Swaptions (premiums received $147,825)								$(221,241)
Total Options Written (premiums received $856,576)								$(958,513)

Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	3 Month EuroSTR (CME)	Jun. 2025	$7,132,363	$4,695
22	3 Month EuroSTR (EUREX)	Jun. 2025	5,809,176	1,475
197	2 Year Canadian Government Bonds	Jun. 2025	14,493,850	55,478
637	2 Year U.S. Treasury Notes	Jun. 2025	131,968,485	581,555
44	5 Year Euro-Bobl	Jun. 2025	5,604,118	13,635
2,252	5 Year U.S. Treasury Notes	Jun. 2025	243,567,875	2,593,904
5	10 Year Canadian Government Bonds	Jun. 2025	431,361	(1,008)
1	10 Year Japanese Bonds	Jun. 2025	922,728	1,267
12	10 Year U.K. Gilt	Jun. 2025	1,421,287	2,893
1,301	10 Year U.S. Treasury Notes	Jun. 2025	144,695,594	2,119,287
451	10 Year U.S. Ultra Treasury Notes	Jun. 2025	51,470,375	629,403
896	20 Year U.S. Treasury Bonds	Jun. 2025	105,084,000	1,727,184
14	30 Year Euro Buxl	Jun. 2025	1,805,382	(114,460)
236	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	28,851,000	213,928
105	Euro Schatz Index	Jun. 2025	12,143,296	6,461
63	Euro-BTP Italian Government Bond	Jun. 2025	8,005,686	(130,983)
1,355	Mini MSCI EAFE Index	Jun. 2025	163,704,325	(4,177,071)
307	Russell 2000 E-Mini Index	Jun. 2025	31,115,985	(522,818)
2,079	S&P 500 E-Mini Index	Jun. 2025	587,655,337	(3,329,200)
50	Short Euro-BTP	Jun. 2025	5,811,447	3,805
				(320,570)
Short Positions:
56	3 Month CME SOFR	Jun. 2025	13,396,250	2,004
2	3 Month CME SOFR	Sep. 2025	479,600	(1,979)
2	3 Month CME SOFR	Dec. 2025	480,950	(2,504)
45	1 Year Eris SOFR Swap Futures	Sep. 2025	4,480,790	(6,835)
42	2 Year U.S. Treasury Notes	Jun. 2025	8,701,219	(35,731)
52	5 Year Euro-Bobl	Jun. 2025	6,623,049	62,987
2	5 Year U.S. Treasury Notes	Jun. 2025	216,313	216
198	10 Year Euro-Bund	Jun. 2025	27,582,168	37,883
23	10 Year U.S. Treasury Notes	Jun. 2025	2,558,031	(18,797)
11	10 Year U.S. Ultra Treasury Notes	Jun. 2025	1,255,375	(7,983)
174	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	21,271,500	(404,081)
69	British Pound Currency	Jun. 2025	5,567,869	(87,156)
26	Canadian Dollar Currency	Jun. 2025	1,815,580	(1,510)
489	Euro Currency	Jun. 2025	66,393,975	(1,851,571)
1	Euro Schatz Index	Jun. 2025	115,650	113
				(2,314,944)
				$(2,635,514)
A42

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	CITI	AUD	1,229	$756,936	$768,040	$11,104	$—
Expiring 04/16/25	MSI	AUD	2,351	1,475,378	1,469,150	—	(6,228)
Expiring 04/16/25	MSI	AUD	128	79,168	80,054	886	—
Expiring 04/22/25	BNP	AUD	559	348,295	349,604	1,309	—
Expiring 04/22/25	CITI	AUD	1,409	888,739	880,798	—	(7,941)
Brazilian Real,
Expiring 04/02/25	CITI	BRL	1,104	191,024	193,346	2,322	—
Expiring 04/02/25	GSI	BRL	32,993	5,719,829	5,778,947	59,118	—
Expiring 04/02/25	MSI	BRL	9,188	1,583,000	1,609,438	26,438	—
Expiring 05/05/25	GSI	BRL	42,438	7,395,770	7,388,303	—	(7,467)
Expiring 05/05/25	GSI	BRL	1,111	193,540	193,346	—	(194)
British Pound,
Expiring 04/22/25	BNP	GBP	272	352,260	351,943	—	(317)
Expiring 04/22/25	CITI	GBP	1,174	1,522,626	1,516,506	—	(6,120)
Expiring 04/22/25	JPM	GBP	248	308,113	319,853	11,740	—
Canadian Dollar,
Expiring 04/16/25	CITI	CAD	615	431,477	427,699	—	(3,778)
Expiring 04/16/25	CITI	CAD	39	26,910	26,774	—	(136)
Expiring 04/16/25	WBC	CAD	694	482,146	482,360	214	—
Chilean Peso,
Expiring 06/18/25	CITI	CLP	580,286	609,001	610,766	1,765	—
Chinese Renminbi,
Expiring 04/22/25	GSI	CNH	677	93,326	93,355	29	—
Expiring 05/21/25	MSI	CNH	4,834	666,966	667,756	790	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	13,243,123	3,184,515	3,133,205	—	(51,310)
Expiring 06/18/25	TD	COP	5,433,620	1,302,000	1,285,546	—	(16,454)
Czech Koruna,
Expiring 04/22/25	BARC	CZK	33,855	1,409,000	1,467,321	58,321	—
Expiring 04/22/25	BARC	CZK	29,851	1,299,000	1,293,804	—	(5,196)
Expiring 04/22/25	JPM	CZK	2,257	91,554	97,819	6,265	—
Expiring 04/22/25	MSI	CZK	14,120	612,069	611,982	—	(87)
Expiring 04/22/25	MSI	CZK	4,935	215,040	213,905	—	(1,135)
Expiring 06/18/25	CITI	CZK	11,258	488,689	488,564	—	(125)
Danish Krone,
Expiring 06/18/25	MSI	DKK	8,107	1,173,335	1,181,010	7,675	—
Euro,
Expiring 04/22/25	BNP	EUR	221	237,939	238,934	995	—
Expiring 04/22/25	BOA	EUR	734	802,000	795,023	—	(6,977)
Expiring 04/22/25	CITI	EUR	1,174	1,224,540	1,270,947	46,407	—
Expiring 04/22/25	CITI	EUR	1,171	1,221,904	1,267,699	45,795	—
Expiring 04/22/25	CITI	EUR	1,170	1,216,000	1,266,265	50,265	—
Expiring 04/22/25	CITI	EUR	1,166	1,216,000	1,262,300	46,300	—
Expiring 04/22/25	CITI	EUR	1,051	1,108,000	1,138,229	30,229	—
Expiring 04/22/25	CITI	EUR	599	617,773	648,465	30,692	—
Expiring 04/22/25	DB	EUR	738	801,000	798,616	—	(2,384)
Expiring 04/22/25	DB	EUR	559	606,001	605,130	—	(871)
Expiring 04/22/25	GSI	EUR	325	354,314	351,583	—	(2,731)
Expiring 04/22/25	HSBC	EUR	2,267	2,370,987	2,453,886	82,899	—
Expiring 04/22/25	HSBC	EUR	546	590,243	590,916	673	—
Expiring 04/22/25	HSBC	EUR	80	87,554	86,839	—	(715)
Expiring 04/22/25	JPM	EUR	374	389,957	405,166	15,209	—
Expiring 04/22/25	MSI	EUR	855	924,309	925,361	1,052	—
Expiring 04/22/25	MSI	EUR	776	819,000	840,356	21,356	—
Expiring 04/22/25	MSI	EUR	591	614,627	639,803	25,176	—
Expiring 06/18/25	MSI	EUR	723	786,151	785,032	—	(1,119)
A43

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/18/25	MSI	EUR	659	$720,137	$715,413	$—	$(4,724)
Hong Kong Dollar,
Expiring 05/21/25	GSI	HKD	28,916	3,720,292	3,720,949	657	—
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	503,452	1,312,000	1,349,933	37,933	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	709,242	8,099,980	8,250,074	150,094	—
Expiring 06/18/25	JPM	INR	434,697	4,939,990	5,056,497	116,507	—
Indonesian Rupiah,
Expiring 04/24/25	CITI	IDR	15,271,226	937,000	915,649	—	(21,351)
Expiring 06/18/25	BOA	IDR	82,951,974	5,051,579	4,960,531	—	(91,048)
Expiring 06/18/25	HSBC	IDR	26,479,744	1,607,000	1,583,489	—	(23,511)
Israeli Shekel,
Expiring 04/16/25	MSI	ILS	6,383	1,742,003	1,717,229	—	(24,774)
Expiring 06/18/25	BARC	ILS	1,723	473,828	464,232	—	(9,596)
Japanese Yen,
Expiring 04/22/25	BNP	JPY	52,860	352,052	353,295	1,243	—
Expiring 04/22/25	BNP	JPY	52,755	351,644	352,592	948	—
Expiring 04/22/25	CITI	JPY	288,664	1,942,000	1,929,301	—	(12,699)
Expiring 04/22/25	CITI	JPY	44,287	297,267	295,996	—	(1,271)
Expiring 04/22/25	GSI	JPY	208,491	1,409,068	1,393,456	—	(15,612)
Expiring 04/22/25	GSI	JPY	104,245	704,534	696,728	—	(7,806)
Expiring 04/22/25	GSI	JPY	51,389	351,227	343,464	—	(7,763)
Expiring 04/22/25	GSI	JPY	27,305	183,006	182,497	—	(509)
Expiring 04/22/25	MSI	JPY	373,856	2,413,899	2,498,682	84,783	—
Expiring 04/22/25	MSI	JPY	286,507	1,923,500	1,914,884	—	(8,616)
Expiring 04/22/25	MSI	JPY	46,294	310,269	309,406	—	(863)
Expiring 05/21/25	CITI	JPY	109,198	722,239	732,208	9,969	—
Expiring 05/21/25	GSI	JPY	95,234	650,886	638,573	—	(12,313)
Expiring 05/21/25	MSI	JPY	74,956	495,528	502,603	7,075	—
Expiring 05/21/25	MSI	JPY	42,664	279,107	286,075	6,968	—
Expiring 05/21/25	MSI	JPY	33,487	221,458	224,543	3,085	—
Expiring 05/21/25	MSI	JPY	28,468	189,076	190,889	1,813	—
Expiring 05/21/25	MSI	JPY	1,052	6,850	7,051	201	—
Expiring 05/21/25	WBC	JPY	723,999	4,740,985	4,854,645	113,660	—
Expiring 05/21/25	WBC	JPY	2,604	17,217	17,461	244	—
Mexican Peso,
Expiring 06/18/25	BNP	MXN	30,814	1,514,000	1,490,041	—	(23,959)
Expiring 06/18/25	CITI	MXN	43,815	2,126,261	2,118,688	—	(7,573)
New Zealand Dollar,
Expiring 04/16/25	MSI	NZD	682	379,801	387,356	7,555	—
Expiring 04/22/25	MSI	NZD	92	51,909	52,476	567	—
Expiring 04/22/25	SSB	NZD	2,460	1,410,041	1,397,545	—	(12,496)
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	5,935	1,608,000	1,612,281	4,281	—
Expiring 06/18/25	CITI	PEN	4,877	1,329,719	1,324,951	—	(4,768)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	265,334	4,629,563	4,625,528	—	(4,035)
Polish Zloty,
Expiring 04/22/25	MSI	PLN	6,374	1,573,000	1,644,380	71,380	—
Expiring 04/22/25	UAG	PLN	5,343	1,333,000	1,378,383	45,383	—
Singapore Dollar,
Expiring 04/22/25	BNP	SGD	1,175	881,513	875,974	—	(5,539)
Expiring 04/22/25	BNP	SGD	233	175,612	173,625	—	(1,987)
Expiring 05/21/25	CITI	SGD	4,310	3,206,649	3,216,838	10,189	—
A44

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 04/22/25	GSI	ZAR	9,699	$530,807	$528,067	$—	$(2,740)
Expiring 06/18/25	HSBC	ZAR	47,682	2,590,585	2,584,158	—	(6,427)
South Korean Won,
Expiring 06/18/25	BNP	KRW	297,344	206,749	202,559	—	(4,190)
Swedish Krona,
Expiring 04/22/25	SSB	SEK	3,828	376,492	381,309	4,817	—
Expiring 06/18/25	CITI	SEK	48,490	4,825,406	4,846,630	21,224	—
Swiss Franc,
Expiring 06/18/25	CITI	CHF	597	680,664	681,363	699	—
Expiring 06/18/25	GSI	CHF	10,040	11,433,420	11,454,706	21,286	—
Expiring 06/18/25	MSI	CHF	1,127	1,285,800	1,285,257	—	(543)
Turkish Lira,
Expiring 04/16/25	BOA	TRY	14,944	396,706	384,991	—	(11,715)
Expiring 04/22/25	MSI	TRY	5,323	140,793	136,020	—	(4,773)
Expiring 04/24/25	BARC	TRY	44,149	1,164,245	1,125,192	—	(39,053)
Expiring 04/24/25	BARC	TRY	44,149	1,167,323	1,125,192	—	(42,131)
Expiring 04/30/25	HSBC	TRY	44,544	1,124,009	1,126,214	2,205	—
Expiring 04/30/25	HSBC	TRY	28,068	698,815	709,638	10,823	—
Expiring 04/30/25	HSBC	TRY	28,065	699,097	709,571	10,474	—
Expiring 04/30/25	HSBC	TRY	27,838	697,375	703,839	6,464	—
				$143,290,980	$144,092,861	1,337,551	(535,670)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	WBC	AUD	3,160	$1,987,654	$1,974,531	$13,123	$—
Expiring 04/16/25	WBC	AUD	1,308	817,497	817,535	—	(38)
Expiring 04/22/25	CITI	AUD	1,452	920,170	907,705	12,465	—
Expiring 04/22/25	CITI	AUD	558	352,958	348,898	4,060	—
Expiring 04/22/25	HSBC	AUD	228	141,979	142,777	—	(798)
Brazilian Real,
Expiring 04/02/25	GSI	BRL	42,181	7,392,389	7,388,384	4,005	—
Expiring 04/02/25	GSI	BRL	1,104	193,450	193,346	104	—
British Pound,
Expiring 04/22/25	BARC	GBP	12,193	14,991,258	15,749,793	—	(758,535)
Expiring 04/22/25	CITI	GBP	572	741,666	738,685	2,981	—
Expiring 04/22/25	MSI	GBP	4,613	5,961,849	5,958,412	3,437	—
Expiring 04/22/25	MSI	GBP	1,836	2,268,005	2,371,504	—	(103,499)
Expiring 04/22/25	MSI	GBP	8	10,690	10,702	—	(12)
Expiring 04/22/25	SSB	GBP	271	351,546	349,587	1,959	—
Expiring 06/18/25	GSI	GBP	5,715	7,331,854	7,381,815	—	(49,961)
Canadian Dollar,
Expiring 04/16/25	CITI	CAD	5,090	3,543,535	3,539,465	4,070	—
Expiring 04/22/25	CITI	CAD	502	351,658	349,542	2,116	—
Expiring 04/22/25	CITI	CAD	221	154,810	153,984	826	—
Expiring 04/22/25	HSBC	CAD	306	212,991	212,996	—	(5)
Expiring 04/22/25	MSI	CAD	5,958	4,143,068	4,144,764	—	(1,696)
Expiring 04/22/25	MSI	CAD	1,370	959,396	953,311	6,085	—
Chilean Peso,
Expiring 06/18/25	BOA	CLP	564,239	609,000	593,875	15,125	—
Expiring 06/18/25	CITI	CLP	1,077,753	1,157,866	1,134,362	23,504	—
Expiring 06/18/25	DB	CLP	565,724	606,999	595,438	11,561	—
A45

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 04/22/25	HSBC	CNH	628	$86,950	$86,590	$360	$—
Expiring 04/22/25	MSI	CNH	3,924	543,728	541,014	2,714	—
Expiring 06/18/25	JPM	CNH	69,952	9,695,555	9,679,547	16,008	—
Expiring 06/18/25	JPM	CNH	46,217	6,405,881	6,395,304	10,577	—
Colombian Peso,
Expiring 06/18/25	DB	COP	2,568,919	605,999	607,782	—	(1,783)
Czech Koruna,
Expiring 04/22/25	BNP	CZK	57,620	2,494,259	2,497,366	—	(3,107)
Expiring 04/22/25	CITI	CZK	2,263	98,707	98,090	617	—
Expiring 04/22/25	UAG	CZK	178,062	7,217,333	7,717,521	—	(500,188)
Euro,
Expiring 04/22/25	BARC	EUR	34,859	36,112,636	37,737,089	—	(1,624,453)
Expiring 04/22/25	BNP	EUR	10,565	11,511,713	11,436,957	74,756	—
Expiring 04/22/25	BNP	EUR	411	447,597	445,371	2,226	—
Expiring 04/22/25	BNP	EUR	325	352,558	351,480	1,078	—
Expiring 04/22/25	CITI	EUR	2,309	2,519,808	2,499,409	20,399	—
Expiring 04/22/25	CITI	EUR	1,174	1,228,599	1,270,947	—	(42,348)
Expiring 04/22/25	CITI	EUR	1,171	1,226,584	1,267,699	—	(41,115)
Expiring 04/22/25	CITI	EUR	1,166	1,218,598	1,262,286	—	(43,688)
Expiring 04/22/25	CITI	EUR	1,160	1,216,000	1,256,061	—	(40,061)
Expiring 04/22/25	CITI	EUR	599	619,851	648,464	—	(28,613)
Expiring 04/22/25	CITI	EUR	591	615,119	639,804	—	(24,685)
Expiring 04/22/25	CITI	EUR	382	406,513	413,149	—	(6,636)
Expiring 04/22/25	DB	EUR	605	634,731	655,497	—	(20,766)
Expiring 04/22/25	GSI	EUR	2,310	2,422,000	2,500,293	—	(78,293)
Expiring 04/22/25	HSBC	EUR	637	670,707	689,327	—	(18,620)
Expiring 04/22/25	HSBC	EUR	112	114,822	120,919	—	(6,097)
Expiring 04/22/25	JPM	EUR	9,654	10,176,746	10,450,804	—	(274,058)
Expiring 04/22/25	JPM	EUR	1,044	1,100,376	1,130,009	—	(29,633)
Expiring 04/22/25	JPM	EUR	399	417,285	432,005	—	(14,720)
Expiring 04/22/25	JPM	EUR	60	63,146	64,892	—	(1,746)
Expiring 04/22/25	MSI	EUR	32,544	35,385,575	35,231,518	154,057	—
Expiring 04/22/25	MSI	EUR	8,124	8,418,330	8,794,709	—	(376,379)
Expiring 04/22/25	MSI	EUR	2,305	2,416,500	2,495,443	—	(78,943)
Expiring 04/22/25	MSI	EUR	1,266	1,332,637	1,370,930	—	(38,293)
Expiring 04/22/25	MSI	EUR	552	598,235	597,668	567	—
Expiring 04/22/25	MSI	EUR	547	574,761	592,558	—	(17,797)
Expiring 04/22/25	MSI	EUR	428	448,373	463,755	—	(15,382)
Expiring 04/22/25	SSB	EUR	34,859	35,743,573	37,737,146	—	(1,993,573)
Expiring 04/22/25	SSB	EUR	1,150	1,261,527	1,244,997	16,530	—
Expiring 04/22/25	SSB	EUR	683	715,587	739,514	—	(23,927)
Expiring 04/22/25	UAG	EUR	34,859	36,082,816	37,737,145	—	(1,654,329)
Expiring 06/18/25	CITI	EUR	3,971	4,275,802	4,313,225	—	(37,423)
Expiring 06/18/25	GSI	EUR	494	532,006	536,533	—	(4,527)
Expiring 06/18/25	WBC	EUR	1,204	1,296,738	1,308,098	—	(11,360)
Expiring 06/18/25	WBC	EUR	1,142	1,247,816	1,240,108	7,708	—
Hong Kong Dollar,
Expiring 05/21/25	WBC	HKD	5,531	711,474	711,772	—	(298)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	716,412	1,776,022	1,920,953	—	(144,931)
Expiring 04/22/25	GSI	HUF	738,302	2,002,713	1,979,649	23,064	—
Indian Rupee,
Expiring 06/18/25	MSI	INR	193,666	2,203,000	2,252,765	—	(49,765)
Expiring 06/18/25	MSI	INR	159,934	1,827,000	1,860,387	—	(33,387)
A46

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 04/24/25	JPM	IDR	15,271,226	$937,000	$915,649	$21,351	$—
Israeli Shekel,
Expiring 06/18/25	CITI	ILS	1,739	475,239	468,486	6,753	—
Japanese Yen,
Expiring 04/22/25	BNP	JPY	52,331	352,339	349,757	2,582	—
Expiring 04/22/25	CITI	JPY	427,029	2,857,816	2,854,069	3,747	—
Expiring 04/22/25	CITI	JPY	78,871	532,000	527,135	4,865	—
Expiring 04/22/25	CITI	JPY	52,692	351,067	352,167	—	(1,100)
Expiring 04/22/25	DB	JPY	75,141	514,000	502,206	11,794	—
Expiring 04/22/25	GSI	JPY	108,168	734,244	722,947	11,297	—
Expiring 04/22/25	GSI	JPY	52,184	351,658	348,771	2,887	—
Expiring 04/22/25	HSBC	JPY	33,356	225,083	222,935	2,148	—
Expiring 04/22/25	MSI	JPY	784,025	5,286,961	5,240,069	46,892	—
Expiring 04/22/25	MSI	JPY	201,865	1,369,834	1,349,173	20,661	—
Expiring 04/22/25	MSI	JPY	123,138	833,000	823,000	10,000	—
Expiring 05/21/25	MSI	JPY	22,144	147,251	148,483	—	(1,232)
Expiring 05/21/25	MSI	JPY	18,359	121,972	123,103	—	(1,131)
Expiring 05/21/25	MSI	JPY	16,591	108,627	111,245	—	(2,618)
Expiring 05/21/25	MSI	JPY	11,393	74,843	76,394	—	(1,551)
Expiring 05/21/25	WBC	JPY	735,168	4,873,368	4,929,536	—	(56,168)
Expiring 05/21/25	WBC	JPY	97,532	664,046	653,982	10,064	—
Expiring 05/21/25	WBC	JPY	28,981	192,491	194,328	—	(1,837)
Mexican Peso,
Expiring 04/22/25	GSI	MXN	15,774	791,029	768,504	22,525	—
Expiring 04/22/25	MSI	MXN	1,731	86,389	84,350	2,039	—
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	63,138	1,927,000	1,908,997	18,003	—
Expiring 06/18/25	HSBC	TWD	287,311	8,806,477	8,686,924	119,553	—
Expiring 06/18/25	HSBC	TWD	69,208	2,111,000	2,092,509	18,491	—
Expiring 06/18/25	MSI	TWD	60,060	1,842,000	1,815,936	26,064	—
Norwegian Krone,
Expiring 06/18/25	MSI	NOK	2,505	230,988	238,117	—	(7,129)
Polish Zloty,
Expiring 04/22/25	CITI	PLN	212	55,068	54,625	443	—
Expiring 04/22/25	GSI	PLN	9,473	2,254,864	2,444,029	—	(189,165)
Singapore Dollar,
Expiring 05/21/25	WBC	SGD	532	394,097	396,740	—	(2,643)
Expiring 06/18/25	BOA	SGD	8,418	6,355,794	6,291,002	64,792	—
Expiring 06/18/25	BOA	SGD	2,480	1,866,000	1,853,700	12,300	—
South Korean Won,
Expiring 05/21/25	GSI	KRW	862,884	598,187	586,953	11,234	—
Expiring 06/18/25	BNP	KRW	7,111,368	4,944,665	4,844,454	100,211	—
Expiring 06/18/25	BNY	KRW	7,111,368	4,941,985	4,844,454	97,531	—
Expiring 06/18/25	CITI	KRW	327,152	225,669	222,865	2,804	—
Swiss Franc,
Expiring 06/18/25	WBC	CHF	—*	344	343	1	—
Thai Baht,
Expiring 04/22/25	HSBC	THB	39,494	1,176,194	1,165,931	10,263	—
Expiring 06/18/25	CITI	THB	64,822	1,913,000	1,921,423	—	(8,423)
Expiring 06/18/25	HSBC	THB	204,677	6,081,168	6,066,937	14,231	—
A47

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 04/22/25	GSI	TRY	6,687	$168,306	$170,878	$—	$(2,572)
				$362,049,637	$369,409,066	1,111,608	(8,471,037)
						$2,449,159	$(9,006,707)
* Less than 500.
Cross currency exchange contracts outstanding at March 31, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/25	Buy	CAD	126	MXN	1,765	$1,377	$—	GSI
04/22/25	Buy	CAD	252	MXN	3,573	1,438	—	GSI
04/22/25	Buy	CAD	505	JPY	51,802	5,066	—	GSI
04/22/25	Buy	CAD	506	AUD	559	2,656	—	CITI
04/22/25	Buy	CAD	1,010	JPY	103,604	10,132	—	GSI
04/22/25	Buy	CHF	307	EUR	322	79	—	BNP
04/22/25	Buy	EUR	323	JPY	52,331	188	—	GSI
04/22/25	Buy	GBP	273	CHF	310	241	—	CITI
04/22/25	Buy	JPY	51,214	CAD	505	—	(8,686)	HSBC
04/22/25	Buy	JPY	52,753	EUR	326	165	—	BNP
04/22/25	Buy	JPY	102,429	CAD	1,009	—	(17,372)	HSBC
04/22/25	Buy	MXN	1,784	CAD	125	—	(201)	GSI
04/22/25	Buy	MXN	1,784	CAD	126	—	(582)	GSI
04/22/25	Buy	MXN	1,791	CAD	126	—	(567)	MSI
04/22/25	Buy	PLN	685	EUR	163	425	—	GSI
04/22/25	Buy	SEK	3,504	CAD	503	—	(1,056)	GSI
						$21,767	$(28,464)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	500	$101,716	$14	$101,702	MSI
Dominican Republic	06/20/30	1.000%(Q)	500	22,679	14	22,665	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	500	(13,904)	14	(13,918)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	500	97,977	14	97,963	MSI
Federation of Malaysia	06/20/30	1.000%(Q)	750	(16,245)	21	(16,266)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	2,250	87,959	62	87,897	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	500	22,183	14	22,169	MSI
Kingdom of Morocco	06/20/30	1.000%(Q)	500	4,444	14	4,430	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	1,250	(17,073)	35	(17,108)	MSI
People’s Republic of China	06/20/30	1.000%(Q)	2,250	(49,789)	62	(49,851)	MSI
Republic of Argentina	06/20/30	1.000%(Q)	500	171,337	14	171,323	MSI
Republic of Chile	06/20/30	1.000%(Q)	1,500	(28,365)	41	(28,406)	MSI
Republic of Colombia	06/20/30	1.000%(Q)	1,750	99,068	48	99,020	MSI
Republic of Indonesia	06/20/30	1.000%(Q)	2,000	(4,784)	55	(4,839)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	500	63,343	14	63,329	MSI
Republic of Panama	06/20/30	1.000%(Q)	500	26,633	14	26,619	MSI
Republic of Peru	06/20/30	1.000%(Q)	750	(3,623)	21	(3,644)	MSI
A48

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Philippines	06/20/30	1.000%(Q)	750	$(8,346)	$21	$(8,367)	MSI
Republic of South Africa	06/20/30	1.000%(Q)	2,250	128,886	62	128,824	MSI
Republic of Turkey	06/20/30	1.000%(Q)	2,250	211,757	62	211,695	MSI
Sultanate of Oman	06/20/30	1.000%(Q)	500	3,457	14	3,443	MSI
United Mexican States	06/20/30	1.000%(Q)	2,250	36,876	62	36,814	MSI
				$936,186	$692	$935,494

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	25,000	1.846%	$(945,007)	$(5,662)	$(939,345)	MSI
** The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of thetrade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		480	$(10,346)	$(4,145)	$(6,201)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		480	(10,806)	(3,615)	(7,191)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		400	10,922	16,572	(5,650)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		255	(2,291)	3,733	(6,024)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(40,396)	(30,060)	(10,336)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	23,231	65,483	(42,252)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	15,486	42,723	(27,237)	MSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	100	13	(13)	26	BARC
					$(14,187)	$90,678	$(104,865)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—%(Q)	560	0.036%	$(147)	$(200)	$53	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	1,300	0.066%	3,136	2,735	401	BARC
People’s Republic of China	06/20/29	1.000%(Q)	960	0.456%	20,695	10,075	10,620	JPM
Republic of Estonia	12/20/26	1.000%(Q)	190	0.272%	2,382	619	1,763	JPM
Republic of France	06/20/34	0.250%(Q)	520	0.657%	(16,107)	(10,569)	(5,538)	CITI
Republic of France	12/20/34	0.250%(Q)	1,855	0.680%	(63,213)	(43,216)	(19,997)	BOA
Republic of France	12/20/34	0.250%(Q)	920	0.680%	(31,351)	(30,600)	(751)	BOA
Republic of France	12/20/34	0.250%(Q)	575	0.680%	(19,594)	(18,219)	(1,375)	BOA
A49

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	06/20/25	1.000%(Q)	2,275	0.085%	$5,389	$4,783	$606	BARC
Republic of Italy	12/20/34	1.000%(Q)	330	1.058%	(1,381)	(1,994)	613	CITI
Republic of Italy	12/20/34	1.000%(Q)	330	1.058%	(1,381)	(1,994)	613	CITI
SoftBank Group Corp.	06/20/26	1.000%(Q)	195	1.326%	(692)	(1,171)	479	GSI
					$(102,264)	$(89,751)	$(12,513)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	38,059	$(710,948)	$(699,925)	$11,023
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	1,951	(36,126)	(35,880)	246
				$(747,074)	$(735,805)	$11,269

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	4,080	3.771%	$240,216	$217,168	$(23,048)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	645	*	$(12,798)	$(8,263)	$(4,535)	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	800	*	(3,103)	956	(4,059)	GSI
					$(15,901)	$(7,307)	$(8,594)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
A50

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	50,260	04/02/25	4.143%(T)	1 Day AONIA(1)(T)/ 4.090%	$—	$(1,603)	$(1,603)
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.296%	(25,401)	(22,662)	2,739
AUD	1,670	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.296%	115,223	(89,647)	(204,870)
AUD	1,710	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.296%	(132,859)	(120,390)	12,469
AUD	1,460	04/28/35	4.456%(S)	6 Month BBSW(2)(S)/ 4.296%	—	10,091	10,091
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.296%	(2,043)	(2,136)	(93)
BRL	7,503	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(160,628)	(160,628)
BRL	5,233	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(101,059)	(101,059)
BRL	5,854	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(170,145)	(170,145)
CAD	2,445	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 2.770%	706	(8,479)	(9,185)
CAD	1,130	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.770%	(4,266)	43,908	48,174
CAD	1,355	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 2.770%	38,660	53,888	15,228
CAD	900	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 2.770%	13,715	(40,925)	(54,640)
CAD	185	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.770%	(2,767)	10,074	12,841
CAD	1,000	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.770%	(19,339)	53,512	72,851
CAD	205	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.770%	10,323	10,284	(39)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 0.206%	—	(57,595)	(57,595)
CHF	175	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 0.206%	3,169	11,742	8,573
CHF	460	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ 0.206%	—	(13,126)	(13,126)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(4,164)	(4,164)
CNH	2,040	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	87	223	136
CNH	10,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.490%	—	(605)	(605)
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	(15)	48,185	48,200
CNH	77,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	(109)	121,574	121,683
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	26,891	26,891
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	98,968	98,968
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	11,360	11,360
CNH	28,510	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	53,182	123,799	70,617
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	26,292	26,292
CNH	54,565	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	281,620	321,560	39,940
CNH	20,450	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	2,679	48,410	45,731
CNH	5,200	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	745	(3,361)	(4,106)
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 8.974%	—	(23,936)	(23,936)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.610%	—	(8,233)	(8,233)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.343%	(17,249)	(32,375)	(15,126)
EUR	2,120	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	(19,628)	(19,628)
EUR	805	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	2,507	2,507
EUR	4,535	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.415%	(112,333)	(75,000)	37,333
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.336%	—	45,126	45,126
EUR	1,958	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	36,188	36,188
EUR	1,299	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	20,908	20,908
A51

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	450	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 2.415%	$—	$(4,529)	$(4,529)
EUR	3,250	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.415%	87,296	35,704	(51,592)
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	(27,849)	(27,849)
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	138,285	138,285
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(138,923)	(138,923)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	326,487	326,487
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(328,242)	(328,242)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.336%	—	(461,800)	(461,800)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	156,325	156,325
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(155,944)	(155,944)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.336%	755	(18,724)	(19,479)
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	(426)	24,876	25,302
EUR	300	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 2.415%	(71,853)	(80,463)	(8,610)
EUR	350	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 2.415%	(87,217)	(108,509)	(21,292)
EUR	1,650	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.336%	(1,171)	72,635	73,806
GBP	1,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.455%	(7,141)	(54,403)	(47,262)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	(46,102)	104,910	151,012
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	(61,578)	370,097	431,675
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.455%	63,776	472,346	408,570
GBP	1,705	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.455%	(135,189)	(207,832)	(72,643)
GBP	2,950	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.455%	468,115	431,081	(37,034)
GBP	700	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.455%	(84,745)	(124,356)	(39,611)
GBP	750	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.455%	(57,791)	176,705	234,496
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.455%	4,448	169,027	164,579
GBP	2,625	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.455%	(497,143)	(779,185)	(282,042)
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.455%	303,891	359,473	55,582
GBP	485	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 4.455%	(11,885)	(19,687)	(7,802)
GBP	150	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.455%	(40,919)	(65,141)	(24,222)
GBP	250	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.455%	32,695	(125,099)	(157,794)
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.455%	242,476	348,157	105,681
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.455%	540,173	(1,943,513)	(2,483,686)
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.455%	227,097	334,947	107,850
GBP	300	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.455%	(172,885)	(213,495)	(40,610)
GBP	215	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 4.455%	(759)	(26,620)	(25,861)
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.530%	—	(26,742)	(26,742)
ILS	1,010	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.493%	—	(45,519)	(45,519)
JPY	35,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(138)	(921)	(783)
JPY	261,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	2,041	(21,591)	(23,632)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.476%	8,529	17,032	8,503
JPY	550,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(63,282)	(128,447)	(65,165)
JPY	140,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.476%	—	(21,664)	(21,664)
JPY	145,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(24,533)	(45,312)	(20,779)
JPY	60,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(17,460)	(23,722)	(6,262)
JPY	356,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.476%	(2,277)	(164,499)	(162,222)
JPY	200,000	07/08/31	0.800%(A)	1 Day TONAR(2)(A)/ 0.476%	4,534	(20,113)	(24,647)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.476%	15,314	39,685	24,371
JPY	50,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.476%	(7,422)	(4,643)	2,779
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.476%	(7,544)	(14,885)	(7,341)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.476%	11,190	(411,850)	(423,040)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.476%	(45,087)	(57,767)	(12,680)
JPY	30,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.476%	659	(3,449)	(4,108)
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.476%	(9,147)	(462,376)	(453,229)
JPY	110,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.476%	(113,802)	(167,455)	(53,653)
JPY	5,000	07/08/44	0.350%(A)	1 Day TONAR(2)(A)/ 0.476%	(6,099)	(7,904)	(1,805)
JPY	65,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.476%	1,361	(11,779)	(13,140)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	(38,288)	(72,912)	(34,624)
JPY	80,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	(116,845)	(153,357)	(36,512)
A52

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	40,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.476%	$2,590	$7,534	$4,944
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	31,112	(568,295)	(599,407)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.476%	—	(84,389)	(84,389)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	(10,823)	(42,855)	(32,032)
JPY	45,000	07/08/53	0.450%(A)	1 Day TONAR(1)(A)/ 0.476%	73,770	100,063	26,293
JPY	26,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.476%	—	32,805	32,805
JPY	160,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.476%	1,723	(39,549)	(41,272)
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	3,534	3,534
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	(102,209)	(102,209)
KRW	507,960	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	(6,872)	13,735	20,607
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	6,701	6,701
KRW	1,888,140	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	(2,922)	55,546	58,468
KRW	881,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	34,370	30,504	(3,866)
MXN	10,400	12/08/25	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	249	1,068	819
MXN	3,065	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	140	(289)	(429)
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	—	12,958	12,958
MXN	3,065	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	—	(1,553)	(1,553)
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.670%	—	(21,120)	(21,120)
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 3.598%	—	(34,387)	(34,387)
PLN	6,755	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/ 5.760%	—	(2,890)	(2,890)
PLN	5,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/ 5.760%	—	(2,053)	(2,053)
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.760%	—	(29,565)	(29,565)
SEK	6,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.357%	—	(76,119)	(76,119)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 2.139%	(2,168)	(43,164)	(40,996)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	(15,924)	(15,924)
THB	10,200	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	28,246	28,246
THB	8,920	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	22,935	22,935
THB	10,735	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.988%	13,168	14,497	1,329
THB	7,600	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	6,546	6,546
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.679%	—	9,691	9,691
	4,520	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.410%	—	13,886	13,886
	160,020	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(4,315)	(4,315)
	20,320	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(548)	(548)
	130,490	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	301,405	301,405
	63,800	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.410%	2,507	(111,469)	(113,976)
	39,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(110,558)	(110,558)
	5,305	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.410%	1,849	5,098	3,249
	2,320	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.410%	—	18,595	18,595
	66,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(365,490)	(365,490)
	9,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	1,784	(124,035)	(125,819)
	3,775	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(48,547)	(48,547)
	38,895	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	10,237	442,129	431,892
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.410%	—	245,814	245,814
	2,630	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(20,508)	(20,508)
	2,060	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(46,790)	(46,790)
	2,140	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(37,589)	(37,589)
	24,205	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(25,736)	(386,115)	(360,379)
	980	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(10,719)	(10,719)
	1,940	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 4.410%	8,620	(28,394)	(37,014)
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(6,348)	(6,348)
	840	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(6,062)	(6,062)
	610	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.410%	—	5,030	5,030
	920	04/28/35	4.035%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(18,523)	(18,523)
	2,825	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.410%	—	(54,714)	(54,714)
	23,280	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.410%	—	173,192	173,192
	1,205	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.410%	(51,760)	1,214	52,974
	800	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.410%	(315,478)	(344,556)	(29,078)
A53

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	13,595	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.410%	$(97,123)	$(215,951)	$(118,828)
	3,838	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(43,987)	(43,987)
	250	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(6,028)	(6,028)
	485	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.410%	(2,787)	(3,784)	(997)
	2,980	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	1,360,272	1,387,148	26,876
	735	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	322,226	342,132	19,906
	5,325	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	21,937	65,797	43,860
	17,930	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	262,221	221,549	(40,672)
	531	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.410%	—	11,288	11,288
	12,040	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.410%	93,329	255,747	162,418
	17,745	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.410%	—	38,067	38,067
	940	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.410%	45,883	4,626	(41,257)
	520	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.410%	5,392	16,689	11,297
	790	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.410%	3,560	17,507	13,947
ZAR	19,310	11/26/34	8.600%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(4,925)	(9,029)	(4,104)
					$2,265,695	$(2,158,800)	$(4,424,495)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	1,300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	$8,518	$—	$8,518	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	32,776	—	32,776	MSI
CNH	1,200	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	8,027	—	8,027	MSI
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	(16,289)	(28)	(16,261)	HSBC
MYR	465	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	2,062	(1)	2,063	MSI
MYR	1,845	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	1,851	—	1,851	JPM
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	4,500	(12)	4,512	CITI
					$41,445	$(41)	$41,486

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(19,850)	$153,836	$—	$153,836
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	18,655	(758,646)	—	(758,646)
A54

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
(formerly, AST Capital Growth Asset Allocation Portfolio, prior to May 1, 2025) (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Total return swap agreements outstanding at March 31, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +15bps(T)/ 4.480%	JPM	05/13/25	2,738	$11,348	$—	$11,348
U.S. Treasury Bond(T)	1 Day USOIS -60bps(T)/ 3.730%	JPM	05/21/25	6,855	141,072	—	141,072
U.S. Treasury Bond(T)	1 Day USOIS +27bps(T)/ 4.600%	CITI	06/12/25	33,300	(608,668)	—	(608,668)
					$(1,061,058)	$—	$(1,061,058)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A55